UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08200

BRIDGEWAY FUNDS, INC.
(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518 Houston, Texas		77005-2448
(Address of principal executive offices)		(Zip code)

Michael D. Mulcahy, President Bridgeway Funds, Inc. 5615 Kirby Drive, Suite 518 Houston, Texas 77005-2448
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 661-3500

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments.

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 99.2%
	Agriculture - 0.9%
	Monsanto Co	57,800	$3,626,950

	Auto Parts & Equipment - 4.6%
	The Goodyear Tire & Rubber Co*	1,216,000	18,957,440

	Banks - 1.3%
	US Bancorp	187,400	5,262,192

	Beverages - 1.4%
	Hansen Natural Corp*	124,800	5,875,584

	Biotechnology - 0.9%
	Genentech Inc*	45,600	3,839,976

	Chemicals - 0.6%
	Potash Corp of Saskatchewan Inc	27,700	2,584,964

	Coal - 8.4%
	CONSOL Energy Inc	339,300	25,878,411
	Foundation Coal Holdings Inc	102,000	3,921,900
	Peabody Energy Corp	60,100	5,069,435
			34,869,746

	Computers - 3.9%
	Apple Computer Inc*	157,800	8,459,658
	Komag Inc*	236,400	7,555,344
			16,015,002

	Distribution/Wholesale - 3.9%
	Building Material Holding Corp	89,200	8,312,548
	WESCO International Inc*	233,300	7,901,871
			16,214,419

	Electronics - 2.0%
	Itron Inc*	180,600	8,246,196

	Gas - 1.9%
	UGI Corp	274,400	7,724,360

	Healthcare Products - 3.5%
	Alcon Inc	67,300	8,606,324
	LCA-Vision Inc	162,000	6,013,440
			14,619,764

	Holding Companies Diversified - 1.0%
	Walter Industries	86,400	4,226,688

	Home Builders - 3.1%
	Beazer Homes USA Inc	62,500	3,666,875
	KB Home	77,100	5,643,720
	Toll Brothers Inc*	78,100	3,488,727
			12,799,322

	Household Products/Wares - 0.8%
	CNS Inc	134,000	3,493,380

	Insurance - 0.9%
	White Mountains Insurance Group Ltd	6,200	3,744,800

	Internet - 2.9%
	Digital River Inc*	346,200	12,065,070

	Iron & Steel - 1.2%
	Tenaris	35,800	4,934,672

	Machinery - Construction & Mining - 1.2%
	Joy Global Inc	94,600	4,773,516

	Machinery - Diversified - 1.0%
	Cummins Inc	47,100	4,144,329

	Metal Fabricate/Hardware - 1.2%
	NS Group Inc*	128,800	5,055,400

	Oil & Gas - 23.1%
	Anadarko Petroleum Corp	65,900	6,309,925
	Chesapeake Energy Corp	306,000	11,704,500
	ConocoPhillips	83,000	5,802,530
	EOG Resources Inc	97,600	7,310,240
	Occidental Petroleum Corp	71,700	6,125,331
	Southwestern Energy Co*	151,500	11,120,100
	Sunoco Inc	130,800	10,228,560
	Tesoro Petroleum Corp	219,800	14,779,352
	Valero Energy Corp	142,600	16,122,356
	XTO Energy Inc	136,442	6,183,536
			95,686,430

1

Oil & Gas Services - 4.2%
Cal Dive International Inc*	140,800	8,928,128
Halliburton Co	58,800	4,028,976
Superior Energy Systems*	197,100	4,551,039
		17,508,143

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co	367,500	8,842,050
Kos Pharmaceuticals Inc*	157,300	10,528,089
		19,370,139

Real Estate - 1.2%
Brascan Corp*	102,900	4,795,140

Retail - 2.4%
Coldwater Creek Inc*	237,225	5,982,815
Nordstrom Inc	118,200	4,056,624
		10,039,439

Savings & Loans - 1.0%
Washington Mutual Inc	101,100	3,965,142

Semiconductors - 2.0%
Marvell Technology Group Ltd*	177,800	8,198,358

Software - 2.7%
Autodesk Inc	236,500	10,983,060

Telecommunications - 6.5%
BellSouth Corp	347,800	9,147,140
Comtech Telecomunications Corp*	95,500	3,960,385
SBC Communications Inc	388,300	9,307,551
Verizon Communications Inc	136,500	4,462,185
		26,877,261

Transportation - 1.8%
Kirby Corp*	10	494
OMI Corp	214,000	3,824,180
Overseas Shipholding Group Inc	58,600	3,418,138
		7,242,812

Trucking & Leasing - 3.0%
GATX Corp	308,000	12,181,400
TOTAL COMMON STOCKS		409,921,094
(Cost $316,768,515)

Company	Shares	Value
PURCHASED CALL OPTIONS- LONG - 0.5%
Anadarko Petroleum Corp expiring Nov 05 at $90.00	500	397,500
ConocoPhillips expiring Nov 05 at $62.50	700	577,500
expiring Jan 06 at $62.50	300	286,500
CONSOL Energy Inc
expiring Oct 05 at $55.00	300	643,500
expiring Oct 05 at $65.00	300	346,500
The Goodyear Tire & Rubber Co
expiring Oct 05 at $17.50	1,000	7,500
expiring Jan 06 at $17.50	1,000	60,000
TOTAL PURCHASED CALL OPTIONS		2,319,000
(Cost $1,114,162)

MONEY MARKET MUTUAL FUNDS - 0.5%
First American Treasury Obligations Fund - Class S	1,953,548	1,953,548
TOTAL MONEY MARKET MUTUAL FUNDS		1,953,548
(Cost $1,953,548)

TOTAL INVESTMENTS - 100.2%
(Cost $319,836,224)		$414,193,642
Liabilities In Excess of Other Assets - (0.2%)
NET ASSETS - 100.0%		(878,977)
		$413,314,665

* Non-income producing security

See accompanying Notes to Schedule of Investments

2

BRIDGEWAY FUNDS, INC.

AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 97.5%
	Agriculture - 0.6%
	Monsanto Co	22,400	$1,405,600

	Auto Parts & Equipment - 3.5%
	The Goodyear Tire & Rubber Co*	510,600	7,960,254

	Banks - 1.0%
	US Bancorp	79,000	2,218,320

	Beverages - 2.1%
	Hansen Natural Corp*	99,800	4,698,584

	Biotechnology - 2.3%
	Amgen Inc*	44,500	3,545,315
	Genentech Inc*	20,100	1,692,621
			5,237,936
	Building Materials - 0.1%
	USG Corp*	3,600	247,392

	Chemicals - 1.0%
	Potash Corp of Saskatchewon Inc	25,000	2,333,000

	Coal - 6.6%
	CONSOL Energy Inc	141,100	10,761,697
	Foundation Coal Holdings Inc	52,000	1,999,400
	Peabody Energy Corp	28,700	2,420,845
			15,181,942

	Computers - 3.6%
	Apple Computer Inc*	86,400	4,631,904
	Komag Inc*	115,900	3,704,164
			8,336,068

	Distribution/Wholesale - 3.2%
	Building Material Holding Corp	49,200	4,584,948
	WESCO International Inc*	81,600	2,763,792
			7,348,740

	Diversified Financial Services - 0.9%
	JPMorgan Chase & Co	62,800	2,130,804

	Electronics - 4.1%
	Itron Inc*	123,800	5,652,708
	NovAtel Inc*	141,300	3,721,842
			9,374,550

	Gas - 0.7%
	UGI Corp	53,400	1,503,210

	Healthcare Products - 3.0%
	Alcon Inc	34,500	4,411,860
	LCA-Vision Inc	67,300	2,498,176
			6,910,036

	Holding Companies Diversified - 1.0%
	Walter Industries Inc	46,500	2,274,780

	Home Builders - 2.5%
	Beazer Homes USA Inc	28100	1,648,627
	KB Home	32,400	2,371,680
	Toll Brothers Inc*	37,400	1,670,658
			5,690,965

	Household Products/Ware - 1.0%
	CNS Inc	85,700	2,234,199

	Insurance - 0.6%
	White Mountains Insurance Group Ltd	2,100	1,268,400

	Internet - 3.1%
	Digital River Inc*	125,500	4,373,675
	j2 Global Communications Inc*	70,200	2,837,484
			7,211,159

	Iron & Steel - 1.0%
	Tenaris	17,300	2,384,632

	Machinery - Construction & Mining - 1.1%
	Joy Global Inc	50,700	2,558,322

	Machinery - Diversified - 0.6%
	Cummins Inc	15,400	1,355,046

	Metal Fabricate/Hardware - 1.3%
	NS Group Inc*	78,700	3,088,975

1

Oil & Gas - 22.6%
Anadarko Petroleum Corp	46,100	4,414,075
Burlington Resources	41,000	3,334,120
Chesapeake Energy Corp	85,060	3,253,545
ConocoPhillips	38,000	2,656,580
EOG Resources Inc	42,300	3,168,270
Helmerich & Payne Inc	71,400	4,311,846
Holly Corp	72,000	4,606,560
Occidental Petroleum Corp	22,300	1,905,089
Parker Drilling Co*	249,300	2,311,011
Southwestern Energy Co*	67,100	4,925,140
Sunoco Inc	56,600	4,426,120
Tesoro Petroleum Corp	69,300	4,659,732
Valero Energy Corp	69,800	7,891,588
		51,863,676

Oil & Gas Services - 5.3%
Cal Dive International Inc*	61,039	3,870,483
Halliburton Co	63,300	4,337,316
Hydril Co*	24,100	1,654,224
Superior Energy Systems*	94,300	2,177,387
		12,039,410

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	154,900	3,726,894
Kos Pharmaceuticals Inc*	42,100	2,817,753
		6,544,647

Real Estate - 0.7%
Brascan Corp*	33,700	1,570,420

Retail - 2.0%
Coldwater Creek Inc*	73,950	1,865,019
Nordstrom Inc	78,400	2,690,688
		4,555,707

Savings & Loans - 1.0%
Washington Mutual Inc	58,000	2,274,760

Semiconductors - 1.7%
Marvell Technology Group Ltd*	86,400	3,983,904

Software - 3.3%
Autodesk Inc	78,500	3,645,540
Quality Systems Inc*	57,400	3,965,766
		7,611,306

Telecommunications - 8.9%
America Movil S.A. de C.V.	123,000	3,237,360
BellSouth Corp	196,600	5,170,580
Comtech Telecommunications Corp*	38,800	1,609,036
Corning Inc*	147,000	2,841,510
SBC Communications Inc	163,600	3,921,492
Verizon Communications Inc	113,300	3,703,777
		20,483,755

Transportation - 1.7%
OMI Corp	68,000	1,215,160
Overseas Shipholding Group Inc	45,400	2,648,182
		3,863,342

Trucking & Leasing - 2.5%
GATX Corp	143,000	5,655,650
TOTAL COMMON STOCKS		223,399,491
(Cost $184,250,229)

Company	Shares	Value
PURCHASED CALL OPTIONS - LONG - 0.5%
ADC Telecommunications Inc
expiring Jan 06 at $22.50	360	89,100
Anadarko Petroleum Corp
expiring Nov 05 at $90.00	225	178,875
ConocoPhillips
expiring Nov 05 at $62.50	150	123,750
expiring Jan 06 at $62.50	150	143,250
CONSOL Energy Inc*
expiring Oct 05 at $55.00	200	429,000
expiring Oct 05 at $65.00	200	231,000
Goodyear Tire & Rubber Co
expiring Oct 05 at $17.50	600	4,500
expiring Jan 06 at $17.50	600	36,000
TOTAL PURCHASED CALL OPTIONS		1,235,475
(Cost $597,323)

MONEY MARKET MUTUAL FUNDS - 4.3%

First American Treasury Obligations Fund - Class S	9,826,706	9,826,706
TOTAL MONEY MARKET MUTUAL FUNDS		9,826,706
(Cost $9,826,706)

TOTAL INVESTMENTS - 102.3%		$234,461,672
(Cost $194,674,258)
Liabilities In Excess of Other Assets - (2.3%)		(5,241,003)
NET ASSETS - 100.0%		$229,220,669

* Non-income producing security

See accompanying Notes to Financial Statements.

2

BRIDGEWAY FUNDS, INC.

ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2005

Industry	Company	Shares	Value

COMMON STOCKS - 98.4%
	Advertising - 3.1%
	Ventiv Health Inc*	141,800	$3,716,578

	Agriculture - 0.4%
	The Andersons Inc	15,800	462,624

	Apparel - 0.6%
	Bakers Footwear Group Inc*	25,000	375,000
	I.C. Isaacs & Co*	70,700	362,691
			737,691

	Auto Parts & Equipment - 1.6%
	Titan International Inc	136,000	1,867,280

	Banks - 1.4%
	Bank of the Ozarks	27,600	947,508
	Enterprise Financial Services *	12,000	254,640
	Guaranty Federal Bancshares Inc	14,800	401,961
			1,604,109

	Beverages - 5.2%
	Hansen Natural Corp * +	130,602	6,148,742

	Biotechnology - 1.4%
	Arqule Inc*	144,500	1,131,435
	Repligen Corp*	169,700	529,464
			1,660,899

	Chemicals - 0.4%
	Balchem Corp	11,700	322,335
	ICO Inc*	66,800	195,724
			518,059

	Commercial Services - 7.9%
	Kendle International Inc*	35,600	1,001,784
	Learning Care Group Inc*	33,000	194,700
	Providence Service Co*	61,800	1,890,462
	Rent-Way Inc*	22,900	157,323
	Rural/Metro Corp*	211,200	1,869,120
	SFBC International Inc*	95,649	4,245,859
			9,359,248

	Computers - 1.5%
	PAR Technology Corp*	77,000	1,771,000

	Cosmetics/Personal Care - 2.5%
	Parlux Fragrances Inc*	99,600	2,902,344

	Distribution/Wholesale - 7.2%
	Building Materials Holding Corp	57,000	5,311,830
	Central European Distribution Corp*	44,950	1,914,421
	Navarre Corp* +	230,484	1,334,502
			8,560,753

	Electrical Components & Equipment -2.6%
	Graham Corp	12,900	485,040
	Lamson & Sessions Co*	140,000	2,564,800
			3,049,840

	Electronics - 3.1%
	Badger Meter Inc	29,400	1,156,596
	NovAtel Inc*	94,400	2,486,496
			3,643,092

	Engineering & Construction - 1.8%
	Sterling Construct Co*	82,100	2,126,390

	Entertainment - 2.1%
	Mikohn Gaming Corp*	188,500	2,505,165

	Environmental Control - 1.3%
	Clean Harbors Inc*	45,200	1,534,540

	Food - 2.9%
	Nash Finch Co	51,981	2,193,078
	Spartan Stores Inc*	126,100	1,298,830
			3,491,908

1

Healthcare - Products - 3.3%
Criticare Systems Inc*	38,300	195,330
Cutera Inc*	115,000	2,983,100
Somanetics Corp*	28,000	700,000
		3,878,430

Healthcare - Services - 0.6%
Air Methods Corp*	15,173	171,758
American Retirement Corp*	22,000	414,260
Five Star Quality Care Inc*	25,100	173,190
		759,208

Home Builders - 0.3%
Dominion Homes Inc*	22,000	350,460

Household Products - 1.4%
CNS Inc	61,700	1,608,519

Insurance - 2.5%
American Physicians Capital Inc*	39,700	1,950,461
Brooke Corp	8,500	118,575
Citizens Inc*	30,000	192,600
Navigators Group Inc*	18,000	671,760
		2,933,396

Internet - 0.9%
Ibasis Inc*	330,500	813,030
Raindance Communications Inc*	98,000	227,360
		1,040,390

Leisure Time - 1.6%
Aldila Inc	79,100	1,918,175

Lodging - 0.9%
Monarch Casino & Resort Inc*	60,000	1,019,400

Machinery -Diversified - 6.0%
Benthos Inc*	15,100	191,015
Columbus McKinnon Co*	150,000	3,549,000
Gehl Co*	42,900	1,195,623
Hurco Companies Inc*	40,000	654,000
Intevac Inc*	100,930	1,040,588
Lancer Corp*	11,000	217,800
Paragon Technologies Inc*	19,500	212,160
		7,060,186

Media - 0.4%
Metromedia International Group*	242,700	446,568

Metal Fabricate/Hardware - 3.9%
AM Castle & Co*	46,600	815,500
Empire Resources Inc	7,600	59,508
Sun Hydraulics Corp	129,150	3,138,345
Webco Industries Inc*	7,650	543,150
		4,556,503

Mining - 2.5%
Charles & Colvard Ltd +	120,645	3,011,299

Office/Business Equipment - 0.1%
CompX International Inc	6,000	98,400

Oil & Gas - 5.3%
Edge Petroleum Corp*	178,600	4,713,254
Markwest Hydrocarbon Inc	16,300	407,500
Vaalco Energy Inc*	289,400	1,169,176
		6,289,930

Pharmaceuticals - 4.4%
Anika Therapeutics Inc	156,525	1,850,126
Matrixx Initiatives Inc*	234,984	3,341,473
		5,191,599

Retail - 5.0%
Books-A-Million Inc	37,900	341,100
Denny’s Corp*	320,000	1,328,000
EZ Corp Inc*	164,406	2,640,360
The Pantry Inc*	21,200	792,244
Wilsons The Leather Experts Inc*	75,000	457,500
Zones Inc*	88,000	374,088
		5,933,292

Real Estate - 0.1%
Grubb & Ellis Co*	25,752	150,649

2

Savings & Loans - 0.5%
Pacific Premier Bancorp Inc*	42,100	540,564

Software - 0.6%
Moldflow Corp*	41,600	662,272
Unify Corp*	101,837	37,680
		699,952

Telecommunications - 2.4%
Comtech Telecommunications Corp*	49,275	2,043,434
RIT Technologies Ltd. *	47,000	125,020
Wireless Xcessories Group Inc *	67,000	643,200
		2,811,654

Textiles - 2.9%
Forward Industries Inc* +	147,600	3,464,172

Transportation - 5.8%
Celadon Group Inc*	147,000	3,278,100
Maritrans Inc	36,000	1,152,000
USA Truck Inc*	98,100	2,481,930
		6,912,030
TOTAL COMMON STOCKS		116,335,038
(Cost $76,783,411)

MONEY MARKET MUTUAL FUNDS - 2.7%
First American Treasury Obligations	3,184,719	3,184,719
Fund - Class S		3,184,719
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $3,184,719)

TOTAL INVESTMENTS - 101.1%		$119,519,757
(Cost $79,968,130)
Liabilities In Excess of Other Assets - (1.1%)		(1,326,641)
NET ASSETS - 100.0%		$118,193,116

* Non-income producing security

+ This security or a portion of this security is out on loan at September 30, 2005.
Total loaned securities had a market value of $13,541,236 at September 30, 2005.

See accompanying notes to Schedule of Investments.

3

BRIDGEWAY FUNDS, INC.

ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2005

Industry	Company	Shares	Value
Common Stock - 97.3%

	Advertising - 1.1%
	Miva Inc	52,700	$317,781
	Traffix Inc	248,700	1,549,401
	Ventiv Health Inc *	198,300	5,197,443
			7,064,625
	Aerospace/Defense - 0.7%
	Argon State Inc*	137,600	4,037,184
	CPI Aerostructures Inc *	33,400	332,998
	EDO Corp	3,700	111,111
			4,481,293

	Agriculture - 0.4%
	The Andersons Inc	101,181	2,962,580

	Airlines - 0.2%
	Hawaiian Holdings Inc *	19,000	55,860
	Mesa Air Group Inc*	28,900	238,425
	World Air Holdings	98,900	1,048,340
			1,342,625

	Apparel - 0.8%
	Ashworth Inc *	112,631	769,270
	Bakers Footwear Group	23,300	349,500
	Cherokee Inc	14,300	500,214
	Cutter & Buck Inc.	67,058	824,813
	Hartmarx Corp*	199,200	1,304,760
	Lakeland Industries Inc *	35,484	627,357
	Tandy Brands Accessories Inc	65,009	750,854
			5,126,768

	Auto Parts & Equipment - 1.0%
	Noble International Ltd	77,400	1,869,984
	Proliance Intl Inc	197,300	1,081,204
	R&B Inc *	76,314	782,219
	Tenneco Automotive Inc *	73,000	1,278,230
	Titan International Inc	144,000	1,977,120
			6,988,757

	Banks - 10.3%
	ABC Bancorp	73,800	1,416,222
	Abigail Adams National Bancorp	22,220	344,410
	Bancorp Rhode Island Inc	65,200	2,390,884
	Bank of America Corp	59,718	2,514,128
	Bank of the Ozarks Inc	40,800	1,400,664
	BB&T Corp	1,300	50,765
	Brookline Bancorp Inc	72,316	1,144,039
	Capital Bank Corp	55,300	833,371
	Capital Corp of the West	95,220	2,908,971
	Capital Crossing Bank *	87,600	3,043,224
	Cardinal Financial Corp *	10,000	96,500
	Cascade Bancorp	900	18,801
	Cass Information Systems Inc	61,255	1,925,857
	Center Financial Corp	135,600	3,186,600
	Central Bancorp Inc	12,300	338,865
	City National Corp	579	40,582
	CoBiz Inc	900	16,749
	Columbia Bancorp/Oregon	24,310	515,372
	Commercial Bankshares Inc	10,937	411,122
	Fidelity Southern Corp	57,476	1,000,082
	First Mariner Bancorp Inc *	48,724	821,974
	First Mutual Bancshares Inc	16,335	420,626
	First Place Financial Corp.	14,388	318,982
	First State Bancorporation	17,000	360,230
	FNB Corp Inc	8,640	149,299
	FNB Financial Services Corp	44,218	779,563
	Fulton Financial Corp	124,165	2,079,764
	Glacier Bancorp Inc	972	30,006
	Greater Community Bancorp	4,589	67,458
	Guaranty Federal Bancshares Inc	62,556	1,698,990
	Heritage Commerce Corp *	15,000	312,000
	Lakeland Financial Corp	23,300	963,455
	Macatawa Bank Corp	68,534	2,344,548
	MB Financial Inc	47,818	1,863,946
	Mercantile Bank Corp	37,677	1,612,199
	Midsouth Bancorp Inc	30,950	940,880
	MidWestOne Financial Group Inc	77,412	1,447,604
	North Valley Bancorp	25,300	432,630
	Northrim BanCorp Inc	81,878	2,050,225
	PAB Bankshares Inc	70,000	1,092,700
	Pelican Financial Inc	75,000	437,250
	Pinnacle Financial Partners Inc *	127,700	3,215,486
	PrivateBancorp Inc	37,200	1,275,216
	Prosperity Bancshares Inc	800	24,200
	South Financial Group Inc/The	72,457	1,944,746
	Southside Bancshares Inc	49,199	935,269
	State Financial Services Corp	65,400	2,388,408
	TD Banknorth Inc	8,718	262,761
	Toronto-Dominion Bank	4,183	206,306
	Umpqua Holdings Corp	100,288	2,439,004
	UnionBanCal Corp	10,606	739,450
	United Security Bancshares	26,059	729,652
	Vail Banks Inc	78,000	1,092,000
	Vineyard National Bancorp Co	91,940	2,716,827
	Virginia Commerce Bancorp*	74,718	2,023,363
	Western Sierra Bancorp *	55,122	1,898,402
	Wilshire Bancorp Inc*	234,944	3,594,643
	Yardville National Bancorp	6,200	218,550
			69,525,820

1

Beverages - 0.4%
Green Mountain Coffee Roasters *	56,300	1,958,114
Peet’s Coffee & Tea Inc *	17,400	532,788
Redhook ALE Brewery Inc *	23,000	73,945
		2,564,847

Biotechnology - 3.7%
Arqule Inc *	387,489	3,034,039
Corgentech Inc	111,470	263,069
Curis Inc	104,671	480,440
Cytogen Corp	194,894	787,372
Embrex Inc *	146,024	1,654,452
Encysive Pharmaceuticals Inc *	330,900	3,898,002
Entremed Inc	148,800	355,632
GenVec Inc *	277,305	571,248
Illumina Inc	52,843	676,919
Immunogen Inc *	95,600	701,704
Inovio Biomedical	253,500	692,055
Keryx Biopharmaceuticals *	57,647	908,517
Lifecell Corp *	299,250	6,472,778
Nanogen Inc *	236,311	758,558
Neose Technologies	128,300	301,505
Oscient Pharmaceuticals Corp *	164,500	348,740
Repligen Corp *	280,400	874,848
Sangamo Biosciences Inc *	206,600	906,974
Seattle Genetics Inc /WA *	115,055	604,039
Stratagene Corp *	53,513	482,152
		24,773,043

Building Materials - 0.1%
Aaon Inc *	787	14,465
Comfort Systems USA Inc *	43,900	386,759
		401,224

Chemicals - 1.3%
Aceto Corp	102,046	588,805
American Vanguard Corp	114,000	2,087,340
Balchem Corp	80,700	2,223,285
Landec Corp *	166,000	1,213,460
Lesco Inc *	62,406	989,135
Lumera Corp	105,000	526,050
NewMarket Corp *	29,200	506,328
Quaker Chemical Corp	54,500	947,210
		9,081,613

Coal - 0.2%
Westmoreland Coal Co *	39,500	1,092,570

Commercial Services - 4.4%
ACE Cash Express Inc *	94,000	1,833,940
Bankrate Inc *	144,800	3,971,864
Cadmus Communications Corp	67,446	1,416,366
Carriage Services Inc *	134,500	852,730
Competitive Tech Inc	136,900	909,016
Cornell Cos Inc *	120,900	1,778,439
Discovery Partners International Inc *	114,957	370,162
Ezcorp Inc	94,200	1,512,852
Franklin Covey Co	192,400	1,373,736
Geo Group Inc. *	14,400	381,600
Healthcare Services Group	35,550	684,338
HMS Holdings Corp *	172,800	1,197,504
Hudson Highland Group Inc *	32,590	813,772
Kendle International Inc *	22,390	630,055
Medifast Inc *	87,900	351,600
Multi-Color Corp *	59,136	1,536,205
National Research Corp *	40,300	654,875
Opinion Research Corp *	17,400	115,188
Perceptron Inc *	119,274	764,129
Providence Services Corp *	52,992	1,621,025
RCM Technologies Inc *	170,459	1,024,459
Rent-Way Inc *	94,300	647,841
SFBC International Inc *	86,070	3,820,647
Stantec Inc	35,900	1,112,541
		29,374,884

Computers - 3.9%
Ansoft Corp *	50,300	1,463,730
BindView Development Corp *	33,878	120,264
Cyberguard Corp *	103,200	851,400
Dataram Corp *	82,533	556,190
Delphax Technologies Inc *	26,950	79,503
Dynamics Research Corp *	80,900	1,302,490
Extended Systems Inc *	172,666	761,457
Immersion Corp *	135,026	946,532
InterVoice Inc *	257,500	2,320,075
LaserCard Corp*	96,100	852,407
Merge Technologies Inc *	59,200	1,011,728
Neoware Systems	110,000	1,841,400
NYFIX Inc	46,353	267,457
Printronix Inc *	69,800	1,092,370
Rimage Corp *	120,069	3,202,240
SI International Inc *	76,700	2,375,399
Stratasys Inc *	87,050	2,585,385
TechTeam Global Inc *	141,770	1,712,582
Tier Technologies Inc *	139,900	1,210,135
Transact Technologies *	127,900	972,040
Xanser Corp *	151,200	468,720
		25,993,504

Cosmetics/Personal Care - 1.7%
Chattem Inc *	5,800	205,900
Parlux Fragrances Inc *	381,363	11,112,918
		11,318,818

Distribution/Wholesale - 0.9%
Brightpoint Inc *	69,562	1,331,417
Central European Distribution Corp*	34,750	1,480,003
Huttig Building Products	31,800	287,790
Navarre Corp * +	521,700	3,020,643
		6,119,853
Diversified Financial Service - 1.4%
Asta Funding Inc	62,100	1,885,356
BKF Capital Group Inc	52,200	1,614,546
Consumer Portfolio Services*	332,800	1,664,000
Nicholas Financial	118,500	1,201,590
Sanders Morris Harris Group Inc	85,509	1,398,072
United PanAm Financial Corp *	53,100	1,325,907
		9,089,471

2

Electric - 0.3%
Green Mountain Power Corp	51,100	1,682,723
Unitil Corp	9,400	264,140
		1,946,863
Electrical Components & Equipment - 1.0%
Active Power Inc *	290,009	1,197,737
American Superconductor Corp *	125,100	1,294,785
The Lamson & Sessions Co *	203,600	3,729,952
Nortech Systems Inc *	1,400	8,820
TII Network Technologies Inc *	143,700	277,341
		6,508,635

Electronics - 2.1%
Advanced Photonix Inc - Class A *	156,350	465,923
Axsys Technologies Inc *	61,200	1,200,132
Badger Meter Inc	84,400	3,320,296
Cal Micro Devices	93,075	718,539
Fargo Electronics Inc *	33,550	586,119
Faro Technologies Inc *	84,500	1,646,905
Frequency Electronics Inc	14,600	159,140
Lowrance Electronics Inc	57,900	1,470,081
Measurement Specialties Inc *	99,800	2,115,760
OI Corp *	35,200	374,880
Sonic Solutions Inc *	107,700	2,315,550
		14,373,325
Energy - Alternate Sources - 0.2%
Evergreen Solar Inc *+	178,400	1,664,472

Engineering & Construction - 0.8%
Layne Christensen Co *	161,900	3,812,745
Michael Baker Corp *	51,700	1,346,785
Perini Corp *	5,500	100,100
		5,259,630

Entertainment - 0.8%
Canterbury Park Holdings Corp	59,400	847,044
Fox & Hound Group	122,581	1,247,875
Gaming Partners Intl	60,300	962,388
Gaylord Entertainment Co *	44,852	2,137,198
		5,194,505

Environmental Control - 1.3%
Clean Harbors Inc *	157,947	5,362,301
Darling International Inc *	370,100	1,306,453
Waste Industries USA Inc	130,900	1,740,970
		8,409,724

3

Food - 1.3%
Cal-Maine Foods Inc	145,400	916,020
Imperial Sugar Co *	79,016	1,070,667
Lifeway Foods Inc *	84,000	1,044,120
Monterey Pasta Co *	52,810	211,768
Rocky Mountain Chocolate Factory Inc	59,136	863,383
Spartan Stores Inc *	343,650	3,539,595
Village Super Market - Class A	12,300	630,375
Zapata Corp *	57,600	411,840
		8,687,768

Gas - 0.5%
Chesapeake Utilities Corp	57,400	2,017,610
EnergySouth Inc	44,250	1,220,858
		3,238,468
Hand/Machine Tools - 0.1%
Starrett (L.S. Co - Class A)	29,200	534,652

Healthcare - Products - 4.9%
Abaxis Inc *	169,700	2,214,585
Abiomed Inc *+	180,002	1,812,620
Atrion Corp	39,148	2,544,620
Cardiac Science Corp	53,409	572,546
Cardiotech International Inc *	11,500	26,565
Compex Technologies Inc *	45,240	195,437
Criticare Systems Inc *	60,350	307,785
Encore Medical Corp *	111,400	523,580
Endologix Inc *	80,000	406,400
LCA-Vision Inc	241,297	8,956,945
Lifecore Biomedical Inc *	217,646	2,631,340
Merit Medical Systems Inc *	17,500	310,450
Natus Medical Inc	111,000	1,350,870
NMT Medical Inc *	161,800	1,783,036
PhotoMedex Inc *	153,900	320,112
Somanetics Corp *	234,200	5,855,000
Spectranetics Corp *	87,400	822,434
SRI/Surgical Express Inc *	6,755	42,692
Tutogen Medical Inc *	192,800	879,168
Utah Medical Products Inc	49,900	1,218,059
Vital Images Inc	1,851	41,203
		32,815,447

Healthcare - Services - 2.6%
Air Methods Corp *	61,555	696,803
Almost Family Inc *	5,800	93,960
Amedisys Inc *	171,100	6,672,900
America Service Group Inc *	101,800	1,688,862
Bio-Reference Labs Inc *	135,600	2,344,524
Five Star Quality Care Inc *	101,700	701,730
Medcath Corp *	50,020	1,187,975
Novamed Eyecare Inc *	145,600	995,977
Option Care Inc	7,312	107,048
Psychiatric Solutions Inc *	52,300	2,836,229
Radiologix Inc *	58,500	214,110
		17,540,118

Home Builders - 0.2%
Dominion Homes Inc *	59,700	951,021
Hovnanian Enterprises Inc - Class A*	822	42,086
Meritage Corp *	1,800	137,988
Nobility Homes Inc	11,300	294,930
Technical Olympic USA Inc	1,406	36,781
		1,462,806

4

Home Furnishings - 0.4%
Cobra Electronics Corp *	33,700	280,384
Koss Corp	4,138	71,647
Stanley Furniture Co Inc	88,600	2,320,434
		2,672,465
Household Products/Wares - 0.4%
CNS Inc	105,050	2,738,654
Nashua Corp *	38,600	239,320
		2,977,974
Housewares - 0.0%
Enesco Group Inc *	21,200	34,556

Insurance - 2.1%
American Independence Corp *	45,135	557,417
Capital Title Group	74,594	551,996
Ceres Group Inc *	354,900	1,998,087
Donegal Group Inc	139,069	3,017,797
Fidelity National Financial Inc	45,941	2,045,293
Investors Title Co	56,432	2,172,632
Meadowbrook Insurance Group Inc*	370,400	2,074,240
Merchants Group Inc	3,400	90,100
Procentury Corp.	71,000	727,040
SCPIE Holdings Inc	18,200	260,260
United America Industry	28,704	526,719
		14,021,581

Internet - 4.8%
Aladdin Knowledge Systems *	51,974	1,096,132
Answerthink Inc	135,800	529,620
Blue Coat Systems Inc*	55,300	2,404,444
Captiva Software Corp *	232,000	4,166,720
Digitas Inc	134,521	1,528,159
E-Loan Inc *	305,110	1,278,411
ePlus Inc *	100,800	1,315,440
Expedia Inc	144,098	2,854,581
Harris Interactive Inc *	70,300	300,181
IAC/InteractiveCorp	144,098	3,652,884
Ibasis Inc *+	186,500	458,790
I-many Inc *	523,200	695,856
Imergent Inc	110,300	614,371
Jupitermedia Corp *	164,000	2,904,440
Knot Inc.	144,100	1,598,069
Online Resources Corp *	158,500	1,676,930
Quotesmith.com Inc *	30,400	104,880
Raindance Communications Inc *	117,616	272,869
Selectica Inc *	36,694	117,788
Tumbleweed Comm.	380,100	1,615,425
TheStreet.com Inc *	246,800	1,031,624
United Online Inc *	14,029	194,302
Valueclick Inc *	38,914	665,040
Watchguard Tech.	289,200	1,240,668
		32,317,624
Iron/Steel - 1.2%
Friedman Industries	50,000	330,000
GreatNorthern Iron ORE Ppty	12,000	1,428,000
Oregon Steel Mills Inc *	170,000	4,743,000
Roanoke Electric Steel Corp	90,000	1,802,700
		8,303,700
Leisure Time - 0.4%
Aldila Inc	78,979	1,915,241
Ambassadors International Inc	77,600	1,087,184
		3,002,425
Lodging - 0.5%
Jameson Inns Inc	190,000	391,400
Monarch Casino & Resort Inc *	164,800	2,799,952
		3,191,352

Machinery-Diversified - 1.9%
Columbus McKinnon Co	35,700	844,662
Gehl Co *	165,150	4,602,731
Hurco Cos Inc *	219,934	3,595,921
Kadant Inc	57,900	1,161,474
Twin Disc Inc	68,200	2,694,589
		12,899,377
Media - 0.7%
Point.360 *	61,200	139,536
New Fontier Media	145,800	877,716
Sirius Satellite Radio Inc *	582,300	3,814,065
		4,831,317
Metal Fabricate/Hardware - 1.2%
Hawk Corp *	17,400	217,500
Ladish Co Inc *	64,700	1,128,368
Metals USA Inc *	220,500	4,511,430
Northwest Pipe Co *	75,600	1,957,284
		7,814,582
Mining - 0.2%
Kinross Gold Corp *	22,353	171,671
US Lime & Minerals	36,300	1,239,645
		1,411,316
Miscellaneous Manufacturing - 2.2%
Ceradyne Inc *	122,625	4,497,885
Charles & Colvard +	12,925	322,608
EnPro Industries Inc *	13,600	458,184
Flanders Corp *	270,542	3,284,380
Park-Ohio Holdings Corp *	235,715	4,139,155
Raven Industries Inc	35,600	1,041,300
Steinway Instruments	39,300	1,035,555
		14,779,067

Office/Business Equipment - 0.0%
Compx International	12,100	198,440

Oil & Gas - 3.3%
ATP Oil & Gas Corp *	188,700	6,196,908
Brigham Exploration Co *	176,600	2,269,310
Castle Energy Corp	7,650	158,661
Edge Petroleum Corp./DE *	109,618	2,892,819
Giant Industuries Inc *	133,800	7,832,652
Meridian Resource Corp *	404,000	1,684,680
Remington Oil & Gas Corp *	1,400	58,100
Royale Energy Inc *	93,856	935,744
		22,028,874

5

Oil & Gas Services - 0.6%
Control Inc *
Lufkin Industries Inc	95,742	4,169,564

Packaging & Containers - 0.2%
AEP Industries Inc *	58,800	1,299,480

Pharmaceuticals - 6.1%
Anika Therapeutics Inc *	155,400	1,836,828
BioScript Inc	98,661	641,297
Bradley Pharmaceuticals Inc *	116,200	1,268,904
Dov Pharmaceuticals Inc *	158,400	2,689,632
Dusa Pharm. Inc	107,645	1,141,037
Dyax Corp	115,800	647,322
Eli Lilly & Co	34,669	1,855,485
Emisphere Technologies Inc *	144,800	651,600
First Horizon Pharmaceutical Corp *	279,200	5,547,704
Genta Inc	1,074,000	1,611,000
HealthExtras Inc *	21,900	468,222
Hi-Tech Pharmacal Co Inc *	112,476	3,383,278
Hollis-Eden Pharmaceuticals *	135,000	862,650
Indevus Pharm Inc.	232,440	669,427
Integrated Biopharma Inc *	59,300	122,158
Intrabiotics Pharmaceuticals Inc *	61,300	224,358
Introgen Therapeutics Inc *+	109,175	569,894
Ista Pharmaceuticals Inc *	101,400	673,296
Mannatech Inc	90,680	1,074,558
Matrixx Initiatives Inc *	90,300	1,284,066
National Medical Health Cardinal Systems Inc *	103,408	2,858,197
Natural Health Trend	90,800	1,361,092
Neogen Corp *	69,281	1,247,058
Nuvelo Inc *	136,104	1,306,598
Pain Therapeutics Inc *	114,000	717,060
Penwest Pharmaceuticals Co *	28,000	490,840
Pharmacyclics Inc *	142,300	1,283,546
Rigel Pharmaceuticals Inc *	35,566	845,404
ViroPharma Inc	125,800	2,616,640
Vivus Inc *	190,800	684,972
		40,634,123

Real Estate - 1.1%
California Coastal Communities Inc *	109,900	3,870,678
Consolidated - Tomoka Land Co	43,800	2,978,400
United Capital Corp *	26,100	612,306
Wilshire Enterprises Inc *	27,300	223,587
		7,684,971

Retail - 4.7%
America’s Car Mart Inc *	112,050	2,010,177
The Bombay Co Inc *	73,900	325,899
Books-A-Millions Inc	191,906	1,727,154
Buffalo Wild Wings Inc*	28,600	757,900
Checkers Restaurant	51,224	782,703
Collegiate Pacific	111,600	1,296,792
Dave & Buster’s Inc *	143,600	1,917,060
Famous Dave’s Of America Inc *	158,800	1,892,896
First Cash Financial Services Inc *	116,250	3,059,700
Friendly’s Ice Cream Corp *	97,900	885,016
Frisch’s Restaurants Inc	47,800	1,154,848
GTSI Corp *	17,086	125,582
Hastings Entertainment Inc *	33,500	194,970
JOS A Bank Clothiers Inc *	40,125	1,734,203
Kirkland’s Inc	68,500	521,285
Luby’s Inc *	252,700	3,300,262
The Pantry Inc *	3,300	123,321
REX Stores Corp	83,500	1,143,950
Rocky Shoes & Boots	41,400	1,184,040
Rush Enterprises Inc - Class A*	43,600	666,208
Rush Enterprises Inc - Class B*	43,600	654,436
The Sportsman’s Guide Inc *	165,900	4,529,070
Wilsons	88,500	1,149,850
Zones Inc *	60,000	255,060
		31,392,382

Savings & Loans - 3.3%
Berkshire Hills Bancorp Inc	24,900	846,600
Carver Bancorp Inc	53,600	889,224
Centrue Financial Corp	26,000	680,342
Cooperative Bankshares Inc	2,100	40,467
Fidelity Bancorp Inc	47,512	912,230
First Pactrust Bancorp Inc	53,800	1,390,730
FirstBank NW Corp	21,492	591,030
Harrington West Financial Group Inc	86,320	1,466,577
Heritage Financial Corp	6,405	155,001
HMN Financial Inc	55,300	1,735,314
Horizon Financial Corp	24,300	534,600
Itla Capital Corp *	400	20,996
LSB Corp	76,350	1,278,863
MASSBANK Corp	20,536	682,586
NewAlliance Bancshares Inc	67,028	981,290
NewMil Bancorp Inc	32,900	948,178
Northeast Bancorp	4,700	102,460
Pacific Premier Banc	19,500	250,380
PVF Capital Corp	83,292	937,035
Provident Financial Hldgs	54,849	1,538,514
Pulaski Financial Corp	113,193	2,003,516
Rainer Pacific Financial Group Inc	16,500	257,400
Riverview Bancorp Inc	25,800	544,380
Sterling Financial Corp*	1,206	27,195
Synergy Financial Group	21,400	263,648
Teche Holding Co	11,400	443,118
Timberland Bancorp Inc	19,800	459,362
Union Community Bancorp	29,839	759,403
Washington Savings Bank FSB	95,850	873,194
Willow Grove Bancorp	19,700	308,502
		21,922,135

Semiconductors - 2.1%
All American Semiconductor *	13,200	60,060
Advanced Power Technology Inc *	206,500	1,786,225
Anadigics Inc *	372,658	1,237,225
Diodes Inc *	42,150	1,528,359
IXYS Corp	45,110	476,362
Kopin Corp	132,300	919,485
LogicVision Inc	52,194	93,949
Monolithic System	102,609	561,271
Nanometrics Inc*	111,500	1,304,550
ParthusCeva Inc *	142,296	737,093
Pericom Semiconductors	139,900	1,236,716
Rudolph Technologies	73,000	983,310
Supertex Inc	52,300	1,568,477
Therma-Wave Inc	367,763	658,296
White Electronic Designs Corp *	171,400	874,140
		14,025,518

6

Software - 4.7%
Actuate Corp.	290,636	735,309
Allscripts Healthcare Soutions Inc *	94,453	1,702,043
American Software	31,038	173,813
Authentidate Holding Corp*	153,599	387,069
CAM Commerce Solutions Inc *	93,900	1,666,725
Computer Programs & Systems	16,547	571,533
Concur Technologies Inc *	112,900	1,396,573
Digi International Inc *	112,936	1,211,803
Digital Angel Corp	159,050	494,646
DocuCorp International Inc *	161,800	1,108,330
Document Sciences Corp *	8,788	62,307
Dot Hill Systems	93,800	1,304,274
Evolving Systems Inc *	23,932	46,428
Intervideo, Inc. *	68,500	687,055
INVESTools, Inc. *	22,700	96,475
Manugistics	239,450	471,717
MetaSolv Inc *	255,093	834,154
Mind CTI Ltd	325,595	947,481
Moldflow Corp *	163,600	2,604,512
MSC Software Corp*	42,200	650,302
Napster Inc	208,000	832,000
PAR Technology Corp	29,400	676,200
Perficient Inc	33,300	1,102,391
Pervasive Software Inc *	174,800	734,160
Phoenix Technologies	201,497	1,517,272
QAD Inc	49,150	407,454
Quality Systems Inc *	46,000	3,178,140
TradeStation Group Inc *	245,974	2,494,176
ScanSoft	130,592	696,055
Witness Systems Inc *	138,850	2,900,577
		31,690,974

Telecommunications - 4.1%
Anaren Inc*	31,800	448,380
Avici Systems Inc *	96,201	437,715
Aware Inc *	373,800	2,082,066
California Amplifier Inc *	293,700	2,378,970
Comarco Inc *	12,100	99,220
Communications Systems Inc	7,000	78,750
Comtech Telecommunications*	7,050	292,364
Ditech Communications Corp *	191,670	1,291,856
EndWave Corp * +	103,842	1,339,562
Essex Corp *	11,800	255,706
Forgent Networks Inc *	15,119	20,713
Glenayre Technologies Inc *	541,400	1,943,626
Globecomm Systems Inc *	68,500	537,725
Hickory Tech Corp	5,895	51,876
I.D. Sytems Inc	75,200	1,491,216
KVH Industries Inc *	91,620	893,295
NMS Communications Corp*	103,000	381,100
Optical Cable Corp *	89,225	496,983
Performance Technologies Inc *	148,850	1,064,278
Radyne Comstream Corp *	134,900	1,431,289
SafeNet Inc *	27,100	984,001
SBA Communications Corp *	11,100	171,495
Sirenza Microdevices Inc *	360,500	1,171,625
Spectralink Corp	82,400	1,050,600
Stratos International *	212,779	1,242,629
Ubiquitel Inc *	618,000	5,401,320
Vyyo Inc *	12,031	46,319
Warwick Valley Telephone Co	5,400	122,851
WJ Communications	285,332	350,958
XETA Technologies Inc *	22,000	50,380
		27,608,868

Textiles - 0.2%
Culp Inc *	5,200	24,336
Forward Industries * +	46,700	1,096,049
		1,120,385
Transportation - 1.7%
Celadon Group Inc *	113,900	2,539,970
HUB Group Inc - Class A *	144,600	5,308,266
Marten Transport Ltd *	112,066	2,835,270
Patriot Transportation Holding Inc *	16,400	1,126,680
		11,810,186
Trucking & Leasing - 0.4%
Greenbrier Cos Inc	77,800	2,586,072

Water - 0.2%
Artesian Resources Corp - Class A	14,850	446,688
Pennichuck Corp	4,621	98,612
York Water Co	40,200	1,038,768
		1,584,068

Total Common Stock (Cost $341,242,609)		652,952,084

Exchange Traded Funds - 0.6%
iShares Russell 2000 Index Fund	37,200	2,467,848
iShares Russell 2000 Value Index Fund	27,600	1,819,668
Total Exchange Traded Funds (Cost $4,164,361)		4,287,516
Short-term Investments - 2.0%
	Money Market Funds - 2.0%
	Firstar U S Treasury Money Market Fund Institutional	13,394,587

Total Short-term Investments (Cost $13,394,587)		13,394,587

Total Investments - 99.9% (Cost $358,801,557)		670,634,187

Other Assets in Excess of Liabilities - 0.1%		801,522

Total Net Assets - 100.0%		671,435,709

* Non-income producing security

^ Less than 0.05% of net assets

+ This security or a portion of this security is out on loan at September 30, 2005.

Total loaned securities had a market value of $5,812,372 at September 30, 2005.

See accompanying Notes to Schedule of Investments.

Financial Futures Short
Russell 2000 E-Mini, 28 contracts, expires December 2005,
principal amount $1,808,884, value $1,787,240 cumulative depreciation	$(21,644)

7

BRIDGEWAY FUNDS, INC.

MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2005

Industry	Company	Shares	Value

COMMON STOCKS - 99.3%
	Advertising - 0.6%
	Ventiv Health Inc*	16,100	$421,981

	Airlines - 1.7%
	Alaska Air Group Inc*	43,400	1,261,204

	Auto Manufactures - 3.1%
	ASV Inc*	106,226	2,406,019

	Banks - 2.5%
	City Holding Co	19,300	690,168
	First Regional Bank*	5,500	433,345
	Macatawa Bank Corp	18,653	638,119
	Old Second Bancorp Inc	5,954	177,667
			1,939,299

	Chemicals - 0.5%
	CFC International Inc*	25,200	390,600

	Commercial Services - 4.0%
	ACE Cash Express Inc*	21,000	409,710
	Korn/Ferry International Inc*	96,700	1,584,913
	Labor Ready Inc*	39,800	1,020,870
			3,015,493

	Computers - 1.5%
	Komag Inc*	37,000	1,182,520

	Distribution/Wholesale -5.0%
	Building Materials Holding Corp	39,100	3,643,729
	Navarre Corp*	35,000	202,650
			3,846,379

	Electronics - 7.5%
	American Science & Engineering Inc*	26,600	1,744,694
	Itron Inc*	73,373	3,350,211
	Multi-Fineline Electronix Inc*	20,300	594,181
			5,689,086

	Environmental Control - 1.4%
	Clean Harbors Inc*	31,400	1,066,030

	Food - 2.0%
	Gold Kist Inc*	78,700	1,538,585

	Healthcare - Products - 7.2%
	Biosite Inc*	27,800	1,719,708
	Cutera Inc*	35,800	928,652
	LCA - Vision Inc	34,550	1,282,496
	SurModics Inc*	40,200	1,555,338
			5,486,194

	Healthcare - Services - 6.8%
	American Retirement Corp*	81,000	1,525,230
	Quality Systems Inc*	48,400	3,343,956
	Res-Care Inc*	20,300	312,417
			5,181,603

	Household Products/Wares - 2.6%
	CNS Inc	50,000	1,303,500
	Ennis Inc	41,200	692,160
			1,995,660

	Insurance - 1.3%
	Navigators Group Inc*	4,800	179,136
	United Fire & Casualty Co	17,389	784,418
			963,554

	Internet - 8.8%
	Digital River Inc*	44,700	1,557,795
	j2 Global Communications Inc*	58,900	2,380,738
	NutriSystem Inc*	62,000	1,551,240
	Trizetto Group Inc*	86,000	1,214,320
			6,704,093

	Iron/Steel - 3.2%
	Ryerson Tull Inc	116,700	2,485,710

	Leisure Time - 0.9%
	Ambassadors Group Inc	30,000	669,000

	Machinery-Diversified - 5.7%
	Columbus McKinnon Co*	44,000	1,041,040
	Intevac Inc*	50,000	515,500
	Middleby Corp*	38,200	2,769,500
			4,326,040

1

Metal Fabricate/Hardware - 5.7%
Metals USA Inc*	13,000	265,980
NS Group Inc*	82,200	3,226,350
Sun Hydraulics Corp	34,950	849,285
		4,341,615

Mining - 0.6%
Titanium Metals Corp*	11,800	466,808

Miscellaneous Manufacturers - 2.4%
FreightCar America Inc	45,600	1,859,568

Oil & Gas - 3.5%
Parker Drilling Co*	285,900	2,650,293

Oil & Gas Services - 0.6%
RPC Inc	19,500	502,320

Retail - 3.4%
Denny’s Corp*	164,700	683,505
EZCORP Inc*	42,694	685,666
Pantry Inc/The *	33,616	1,256,230
		2,625,401

Software - 2.9%
CCC Information Services Group*	45,900	1,199,367
Witness Systems Inc*	50,000	1,044,500
		2,243,867

Telecommunications - 8.0%
ACT Teleconferencing Inc*	203,287	95,545
Comtech Telecommunications Corp*	92,000	3,815,240
Powerwave Technologies Inc*	100,400	1,304,196
UbiquiTel Inc*	97,000	847,780
		6,062,761

Textiles - 2.4%
Forward Industries Inc*	76,900	1,804,843

Transportation - 2.5%
HUB Group Inc - Class A*	51,400	1,886,894

Trucking & Leasing - 1.0%
Greenbrier Companies Inc	23,500	781,140

TOTAL COMMON STOCKS		75,794,560
(Cost $49,435,584)

MONEY MARKET MUTUAL FUNDS - 0.4%
First American Treasury Obligations
Fund - Class S	283,260	283,260
TOTAL MONEY MARKET MUTUAL FUNDS		283,260
(Cost $283,260)

TOTAL INVESTMENTS - 99.7%		$76,077,820
(Cost $49,718,844)
Total Other Assets Less Liabilities - 0.3%		231,280
NET ASSETS - 100.0%		$76,309,100

* Non-income producing security

See accompanying Notes to Schedule of Investments.

2

BRIDGEWAY FUNDS, INC.

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 99.5%
	Advertising - 0.5%
	Ventiv Health Inc*	12,975	$340,075

	Aerospace/Defense - 3.7%
	Armor Holdings Inc*	24,800	1,066,648
	Engineered Support Systems Inc	25,350	1,040,364
	Teledyne Technologies Inc*	8,000	275,760
	United Industrial Corp	7,000	250,250
			2,633,022

	Apparel - 2.0%
	I.C. Isaacs & Co Inc*	73,000	374,490
	K-Swiss Inc	35,400	1,046,778
			1,421,268

	Banks -1.5%
	Old Second Bancorp Inc	7,800	232,752
	PrivateBancorp Inc	24,200	829,576
			1,062,328

	Beverages - 2.2%
	Hansen Natural Corp*	32,800	1,544,224

	Biotechnology - 2.4%
	ArQule Inc*	19,050	149,162
	Invitrogen Corp*	11,500	865,145
	SuperGen Inc*	105,800	666,540
			1,680,847

	Chemicals - 2.5%
	CFC International Inc*	39,000	604,500
	Eastman Chemical Co	17,000	798,490
	The Lubrizol Corp	8,000	346,640
			1,749,630

	Coal - 3.2%
	CONSOL Energy Inc	25,300	1,929,631
	Peabody Energy Corp	4,000	337,400
			2,267,031

	Commercial Services - 3.1%
	Bright Horizons Family Solutions Inc*	8,800	337,920
	Education Management Corp*	12,300	396,552
	Korn/Ferry International*	22,700	372,053
	Labor Ready Inc*	43,000	1,102,950
			2,209,475

	Computers - 2.4%
	Cognizant Technology Solutions Corp*	36,440	1,697,740

	Cosmetics/ Personal Care - 0.3%
	Chattem Inc*	6,000	213,000

	Distribution/Wholesale - 0.2%
	Navarre Corp*	22,100	127,959

	Electronics - 2.7%
	Badger Meter Inc	18,000	708,120
	Itron Inc*	25,200	1,150,632
			1,858,752

	Environmental Control - 1.9%
	Calgon Carbon Corp	50,100	395,790
	Clean Harbors Inc*	27,000	916,650
			1,312,440

	Food - 0.7%
	Gold Kist Inc*	25000	488,750

	Gas - 1.5%
	UGI Corp	38,000	1,069,700

	Healthcare Products - 10.0%
	American Retirement Corp*	51,400	967,862
	Cutera Inc*	46,200	1,198,428
	Intuitive Surgical Inc*	11,000	806,190
	LCA-Vision Inc	38,850	1,442,112
	SurModics Inc*	18,000	696,420
	Techne Corp*	20,100	1,145,298
	Vital Images Inc*	36,300	808,038
			7,064,348

	Healthcare Services - 3.8%
	Amedisys Inc*	10,100	393,900
	DaVita Inc*	25,785	1,187,915
	Psychiatric Solutions Inc*	9,000	488,070
	UnitedHealth Group Inc	11,250	632,250
			2,702,135

	Holding Companies Diversified - 0.9%
	Walter Industries Inc	13,300	650,636

	Household Products/Wares - 1.5%
	Acme United Corp	38,000	513,760
	Hologic Inc*	9,500	548,625
			1,062,385

1

Internet - 6.6%
CNET Networks Inc*	100,400	1,362,428
CyberSource Corp*	90,300	594,174
Digital River Inc*	18,800	655,180
EarthLink Inc*	65,400	699,780
Sapient Corp*	66,250	414,062
United Online Inc	22,800	315,780
WebEx Communications Inc*	25,200	617,652
		4,659,056

Iron/Steel - 0.9%
Carpenter Technology Corp	10,900	638,849

Machinery Diversified - 1.8%
The Middleby Corp*	17,600	1,276,000

Metal Fabricate/Hardware - 0.2%
The Timken Co	4,825	142,965

Mining - 2.7%
Sun Hydraulics Corp	48,000	1,166,400
Titanium Metals Corp*	18,600	735,816
		1,902,216

Miscellaneous Manufacturing - 0.4%
Actuant Corp	6,000	280,800

Office Furnishing - 1.4%
HNI Corp	16,300	981,586

Oil & Gas - 10.7%
Cal Dive International Inc*	12,500	792,625
Goodrich Petroleum Corp*	52,000	1,220,440
Grey Wolf Inc*	74,000	623,820
Helmerich & Payne Inc	18,100	1,093,059
Holly Corp	10,000	639,800
Parker Drilling Co*	68,000	630,360
Southwestern Energy Co*	34,200	2,510,280
		7,510,384

Oil & Gas Services - 1.3%
SEACOR Holdings Inc*	12,500	907,250

Pharmaceuticals - 4.2%
Kos Pharmaceuticals Inc*	18,700	1,251,591
Matrixx Initiatives Inc*	87,500	1,244,250
United Therapeutics Corp*	7,000	488,600
		2,984,441

Retail - 12.1%
Chico’s FAS Inc*	35,400	1,302,720
Coldwater Creek Inc*	26,300	663,286
Copart Inc*	27,300	651,651
Electronics Boutique Holdings Corp*	13,300	835,772
MarineMax Inc*	8,250	210,292
O’Reilly Automotive Inc*	33,800	952,484
The Sportsman’s Guide Inc*	60,150	1,642,095
TBC Corp*	13,300	458,717
Urban Outfitters Inc*	61,600	1,811,040
		8,528,057

Semiconductors - 1.3%
NVIDIA Corp*	26,200	898,136

Software - 1.6%
SS&C Technologies Inc	14,850	544,104
Wind River Systems Inc*	46,000	594,780
		1,138,884

Telecommunications - 5.7%
ADC Telecommunications Inc*	67,200	1,536,192
Comtech Telecommunications Corp*	9,000	373,230
Essex Corp*	18,700	405,229
Plantronics Inc	22,500	693,225
UbiquiTel Inc*	45,900	401,166
ViaSat Inc*	24,400	625,860
		4,034,902

Transportation - 1.6%
JB Hunt Transport Services Inc	60,500	1,150,105
TOTAL COMMON STOCKS		70,189,376
(Cost $53,332,795)

MONEY MARKET MUTUAL FUNDS - 0.1%
First American Treasury Obligations Fund- Class S		80,735
TOTAL MONEY MARKET MUTUAL FUNDS		80,735
(Cost $80,735)

TOTAL INVESTMENTS - 99.6%		$70,270,111
(Cost $54,235,013)

Other Assets in Excess of Liabilities - 0.4%		251,326
NET ASSETS - 100.0%		$70,521,437

* Non-income producing security

See accompanying Notes to Schedule of Investments

2

BRIDGEWAY FUNDS, INC.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 98.8%
	Advertising - 0.5%
	Ventiv Health Inc*	30,300	$794,163

	Aerospace/Defense - 1.9%
	AAR Corp*	70,800	1,216,344
	Armor Holdings Inc*	29,000	1,247,290
	United Industrial Co	11,000	393,250
			2,856,884

	Agriculture - 0.9%
	The Andersons Inc	43,500	1,273,680

	Airlines - 0.8%
	Alaska Air Group Inc*	42,400	1,232,144

	Apparel - 0.4%
	K-Swiss Inc	20,800	615,056

	Auto Parts & Equipment - 2.2%
	Goodyear Tire & Rubber Inc*	214,600	3,345,614

	Banks - 3.0%
	Center Financial Corp	53,100	1,247,850
	City Holding Corp	37,500	1,341,000
	Community Bank System Inc	18,300	413,580
	Seacoast Banking	60,300	1,412,829
			4,415,259

	Beverages - 0.3%
	Constellation Brands Inc - Class A*	17,000	442,000

	Biotechnology - 1.2%
	Arqule Inc*	99,893	782,162
	SuperGen Inc*	147,400	928,620
			1,710,782

	Building Materials - 1.4%
	Eagle Materials Inc	7,300	886,001
	Universal Forest Products Inc	20,400	1,169,328
			2,055,329

	Chemicals - 0.9%
	Lubrizol Corp/The	15,700	680,281
	Lyondell Chemical Co	8,360	239,263
	OM Group Inc*	22,700	456,951
			1,376,495

	Coal - 0.5%
	CONSOL Energy Inc	4,000	305,080
	Peabody Energy Corp	5,180	436,933
			742,013

	Commercial Services - 4.3%
	Consolidated Graphics Inc*	14,500	624,225
	Kendle International*	58,700	1,651,818
	Korn/Ferry International*	78,900	1,293,171
	Labor Ready Inc*	36,200	928,530
	Rent-Way Inc*	103,800	713,106
	Rural/Metro Corp*	138,300	1,223,955
			6,434,805

	Computers - 4.5%
	Agilysys Inc*	72,437	1,219,839
	Covansys Corp*	5,144	82,077
	Intergraph Corp*	68,300	3,053,693
	Intervoice-Brite Inc*	10,800	97,308
	MTS Systems Corp	58,400	2,205,768
			6,658,685

	Distribution/Wholesale - 1.4%
	Navarre Corp*	109,600	634,584
	Wesco International Inc*	40,800	1,381,896
			2,016,480

	Diversified Financial Services - 0.4%
	AmeriCredit Corp*	6,100	145,607
	Nelnet Inc*	13,000	494,130
			639,737

1

Electric - 0.1%
OGE Energy Corp	5,400	151,740

Electric Utilities - 0.9%
WPS Resources Corp	23,500	1,358,300

Electronics - 3.2%
American Science & Engineering Inc*	6,000	393,540
Badger Meter Inc	30,600	1,203,804
Check Point Systems Inc*	66,500	1,577,380
CTS Corp	9,437	114,188
Park Electrochemical	56,200	1,497,730
		4,786,642

Engineering & Construction - 1.1%
McDermott International Inc*	45,400	1,662,094

Entertainment - 0.0%^
Argosy Gaming Co*	1,000	46,990

Food - 2.4%
Chiquita Brands International Inc	26,000	726,700
Seaboard Corp	1,100	1,510,300
Spartan Stores Inc*	131,300	1,352,390
		3,589,390

Healthcare Services - 1.3%
Humana Inc*	13,460	644,465
Res-Care Inc*	88,200	1,357,398
		2,001,863

Holding Companies Diversified - 0.5%
Walter Industries Inc	14,000	684,880

Home Builders - 5.8%
Beazer Homes USA Inc	22,100	1,296,607
Brookfield Homes Corp	6,500	360,945
Building Materials Holding Corp	24,200	2,255,198
Cavalier Homes Inc*	23,600	155,996
Dominion Homes Inc*	40,870	651,059
Hovnanian Enterprises Inc - Class A*	26,820	1,373,184
KB Home	11,080	811,056
MDC Holdings Inc	9,062	714,901
Standard-Pacific Corp	9,200	381,892
Toll Brothers Inc*	15,600	696,852
		8,697,690

Housewares - 1.0%
Ennis Inc	77,600	1,303,680
Toro Co	5,800	213,208
		1,516,888

Insurance - 7.1%
Allmerica Financial Corp*	27,500	1,131,350
American Physicians Capital Inc*	16,200	795,906
Argonaut Group Inc*	29,500	796,795
Commerce Group Inc	25,500	1,479,510
Horace Mann Educators	57,300	1,133,394
Ohio Casualty Corp	25,700	696,984
Stewart Information	28,100	1,438,720
UICI	44,100	1,587,600
United Fire & Casualty Co	32,700	1,475,097
		10,535,356

Internet - 3.4%
HomeStore Inc*	343,500	1,494,225
NetFlix Inc*	60,500	1,572,395
Sapient Corp*	74,000	462,500
SonicWall Inc*	233,100	1,480,185
		5,009,305

Iron/Steel - 2.4%
Carpenter Technology Corp	4,100	240,301
Friedman Industries	45,800	302,280
Reliance Steel and Aluminum Co	29,900	1,582,607
Ryerson Tull Inc	65,900	1,403,670
		3,528,858

Lodging - 0.8%
Riviera Holdings Corp*	53,600	1,188,848

Machinery Diversified - 3.6%
Columbus McKinnon Co*	106,600	2,522,156
Stewart & Stevenson	72,300	1,724,355
UNOVA Inc*	31,400	1,098,372
		5,344,883

2

Metal Fabricate/Hardware - 3.4%
AM Castle & Co*	86,300	1,510,250
Commercial Metals Co	54,700	1,845,578
Metals USA Inc*	37,400	765,204
NS Group Inc*	22,500	883,125
		5,004,157

Mining - 0.5%
Titanium Metals Corp*	17,000	672,520

Miscellaneous Manufacturer - 1.2%
Clarcor Inc	38,200	1,097,104
Park-Ohio Holdings Corp*	41,000	719,960
		1,817,064

Office Furnishing - 0.8%
CompX International Inc	7,300	119,720
Steelcase Inc	70,900	1,025,214
		1,144,934

Oil & Gas - 7.8%
Callon Petroleum Co*	15,000	313,950
Clayton Williams Energy Corp*	34,600	1,494,720
Dril-Quip Inc*	54,200	2,601,600
Giant Industries Inc*	22,900	1,340,566
Holly Corp	16,400	1,049,272
Petroquest Energy Inc*	93,500	976,140
Swift Energy Co*	30,900	1,413,675
Tesoro Corp	35,700	2,400,468
		11,590,391

Oil & Gas Services - 1.6%
Mitcham Industries*	141,900	1,617,660
Seacor Holdings Inc*	10,200	740,316
		2,357,976

Packaging & Containers - 0.4%
Silgan Holdings Inc	19,400	645,244

Pharmaceuticals - 1.7%
Anika Therapeutics*	99,200	1,172,544
Valeant Pharmaceuticals	67,800	1,361,424
		2,533,968

Real Estate - 0.4%
Grubb & Ellis Co*	92,000	538,200

Retail - 6.0%
Cost-U-Less Inc*	64,100	394,221
Denny’s Corp*	278,000	1,153,700
EZCORP Inc*	68,420	1,098,825
Luby’s Inc*	107,000	1,397,420
MarineMax Inc*	23,100	588,819
Men’s Wearhouse Inc*	4,800	128,160
Rush Enterprises Inc*	84,000	1,283,520
Pantry Inc/The *	18,900	706,293
Stein Mart Inc	43,700	887,110
Wilsons*	219,200	1,337,120
		8,975,189

Semiconductors - 3.4%
Cohu Inc	7,300	172,645
Photronics Inc*	112,400	2,180,560
PMC - Sierra Inc*	18,800	165,628
Supertex Inc*	40,000	1,199,600
Zoran Corp*	88,300	1,262,690
		4,981,123

Software -3.3%
CCC Information Services Group*	56,100	1,465,893
Compuware Corp*	92,400	877,800
Sybase Inc*	35,400	829,068
Transaction Systems*	45,000	1,253,250
Wind River Systems Inc. Com*	41,400	535,302
		4,961,313

Telecommunications - 1.7%
Anixter International Inc*	18,000	725,940
EMS Technologies Inc*	43,739	716,007
Lantronix Inc*	449,300	620,034
SureWest Communications	2,280	64,996
Sycamore Networks Inc*	107,800	406,406
		2,533,383

Textiles - 0.8%
Forward Industries Inc*	50,600	1,187,582

3

Transportation - 5.6%
Celadon Group Inc*	52,300	1,166,290
Hub Group Inc*	41,700	1,530,807
Maritrans Inc	49,700	1,590,400
OMI Corp	72,370	1,293,252
Overseas Shipholding	22,200	1,294,926
USA Truck Inc*	55,500	1,404,150
		8,279,825

Trucking & Leasing - 2.0%
GATX Corp	76,900	3,041,395

TOTAL COMMON STOCKS		146,977,117
(Cost $127,676,902)

MONEY MARKET MUTUAL FUNDS - 2.4%
First American Treasury Obligations Fund - Class S	3,568,971	3,568,971
TOTAL MONEY MARKET MUTUAL FUNDS		3,568,971
(Cost $3,568,971)

TOTAL INVESTMENTS - 101.2%		$150,546,088
(Cost $131,245,873)
Liabilities In Excess of Other Assets - (1.2%)		(1,847,825)

NET ASSETS - 100.0%		$148,698,263

* Non-income producing security

^ Less than 0.05% of Net Assets

See accompanying Notes to Schedule of Investments

4

BRIDGEWAY FUNDS, INC.

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 99.8%
	Advertising - 0.6%
	News Corp - Class A	17,544	$273,511

	Aerospace/Defense - 0.3%
	L-3 Communications Holdings Inc	2,000	158,140

	Agriculture - 0.5%
	Monsanto Co	3,800	238,450

	Apparel - 2.4%
	Coach Inc *	35,320	1,107,635

	Auto Manufacturers - 0.4%
	PACCAR Inc	3,000	203,670

	Biotechnology - 4.9%
	Amgen Inc *	9,000	717,030
	Genentech Inc *	19,000	1,599,990
			2,317,020

	Chemicals - 1.1%
	Dow Chemical Co	12,770	532,126

	Commercial Services - 0.1%
	Apollo Group Inc - Class A *	1,050	69,709

	Computers - 1.8%
	Apple Computer Inc *	5,000	268,050
	Dell Inc *	3,500	119,700
	NCR Corp *	14,400	459,504
			847,254

	Cosmetic/Personal Care - 2.3%
	Gillette Co	18,700	1,088,340

	Distribution/Wholesale - 0.7%
	Fastenal Co	5,000	305,450

	Diversified Financial Services - 2.2%
	Franklin Resources Inc	12,200	1,024,312

	Electric Utilities - 3.4%
	TXU Corp	14,000	1,580,320

	Electronics - 1.1%
	Jabil Circuit Inc *	16,400	507,088

	Food - 0.6%
	Whole Foods Market	2,000	268,900

	Healthcare Products - 4.9%
	C.R. Bard Inc	1,800	118,854
	Johnson & Johnson	2,000	126,560
	Medtronic Inc	4,400	235,928
	Patterson Companies Inc *	22,840	914,285
	Zimmer Holdings Inc *	13,160	906,592
			2,302,219

	Healthcare Services - 3.3%
	Laboratory Corp of American Holdings *	1,600	77,936
	UnitedHealth Group Inc	25,716	1,445,239
	WellPoint Health Networks Inc *	60	4,549
			1,527,724

	Home Furnishings - 2.8%
	Harman International Industries Inc	12,740	1,302,920

	Household Products/Wares - 2.5%
	ACCO Brands Corp *	3,177	89,655
	Fortune Brands Inc	13,520	1,099,582
			1,189,237

	Insurance - 2.0%
	The Progressive Corp	8,800	921,976

1

Internet - 5.2%
eBay Inc *	29,160	1,201,392
Symantec Corp *	42,920	972,567
Yahoo! Inc *	7,220	244,325
		2,418,284

Machinery Diversified - 0.5%
Deere & Co	1,750	107,100
Rockwell Automation Inc	2,400	126,960
		234,060

Media - 1.7%
Walt Disney Co	33,200	801,116

Metal Fabricate/Hardware - 1.9%
Precision Castparts	17,000	902,700

Mining - 0.3%
Phelps Dodge Corp	1,000	129,930

Miscellaneous Manufacturing - 3.0%
3M Co	6,232	457,180
Danaher Corp	14,800	796,684
General Electric Co	4,000	134,680
		1,388,544

Oil & Gas - 6.6%
Burlington Resources Inc	12,600	1,024,632
EOG Resources Inc	10,000	749,000
Exxon Mobil Corp	15,700	997,578
XTO Energy Inc	7,066	320,231
		3,091,441

Oil & Gas Services - 4.6%
Baker Hughes Inc	4,600	274,528
Halliburton Co	5,500	376,860
Schlumberger Ltd	17,700	1,493,526
		2,144,914

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	44,400	1,068,264
Caremark Rx Inc *	2,000	99,860
Gilead Sciences Inc *	120	5,851
Pfizer Inc	7,200	179,784
		1,353,759

Pipelines - 0.9%
Questar Corp	5,000	440,600

Retail - 13.2%
Best Buy Co Inc	15,645	681,027
Chico’s FAS Inc *	5,000	184,000
Home Depot Inc	38,960	1,485,934
Lowe’s Companies Inc	10,340	665,896
McDonald’s Corp	6,340	212,327
Nordstrom Inc	62,140	2,132,645
Staples Inc	25,890	551,975
Walgreen Co	5,900	256,355
		6,170,159

Semiconductors - 3.2%
Freescale Semiconductor Inc *	7,121	167,913
Texas Instruments Inc	39,590	1,342,101
		1,510,014

Software - 3.3%
Adobe Systems Inc	5,400	161,190
Autodesk Inc	7,200	334,368
BMC Software Inc *	1,136	23,970
Total System Services Inc	44,400	1,034,964
		1,554,492

Telecommunications - 14.6%
Cisco Systems Inc *	46,200	828,366
Juniper Networks Inc *	5,700	135,603
Motorola Inc	64,500	1,424,805
Nextel Communications Inc - Class A	73,743	1,753,609
QUALCOMM Inc	33,500	1,499,125
Scientific-Atlanta Inc	32,000	1,200,320
		6,841,828
TOTAL COMMON STOCKS		46,747,842
(Cost $36,841,891)

2

MONEY MARKET MUTUAL FUNDS - 0.4%
First American Treasury Obligations Fund - Class S	170,940	170,940
TOTAL MONEY MARKET MUTUAL FUNDS		170,940
(Cost $170,940)

TOTAL INVESTMENTS - 100.2%		$46,918,782
(Cost $37,012,831)
Liabilities in Excess of Other Assets -(0.2%)		(68,714)
NET ASSETS - 100.0%		$46,850,068

* Non-income producing security

See accompanying Notes to Schedule of Investments

3

BRIDGEWAY FUNDS, INC.

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 99.8%
	Aerospace/Defense - 2.2%
	Goodrich Corp	7,000	$310,380
	Northrop Grumman Corp	6,800	369,580
			679,960

	Agriculture - 0.9%
	Bunge Ltd	5,600	294,672

	Banks - 4.6%
	AmSouth Bancorp	11,600	293,016
	Bank of America Corp	9,008	379,237
	KeyCorp	13,000	419,250
	US Bancorp	12,300	345,384
			1,436,887

	Building Materials - 0.1%
	Eagle Materials Inc	133	16,142

	Chemicals - 0.9%
	Eastman Chemical Co	6,000	281,820

	Commercial Services - 0.9%
	RR Donnelley & Sons	8,000	296,560

	Computers - 1.0%
	Affiliated Computer Services Inc *	2,000	109,200
	NCR Corp *	6,600	210,606
			319,806

	Diversified Financial Services - 11.4%
	Bear Stearns Companies Inc	4,534	497,607
	Citigroup Inc	10,040	457,021
	Countrywide Financial Corp	7,778	256,518
	E*TRADE Group Inc *	39,600	696,960
	FHLMC	2,500	141,150
	Goldman Sachs Group Inc	4,800	583,584
	JP Morgan Chase & Co	10,850	368,141
	Lehman Brothers Holdings Inc	2,070	241,114
	Morgan Stanley & Co	6,200	334,428
			3,576,523

	Electric - 6.5%
	American Electric Power Inc	6,500	258,050
	Duke Energy Corp	26,100	761,337
	Edison International	10,000	472,800
	Southern Co/The	15,050	538,188
			2,030,375

	Electric Utilities - 0.7%
	TXU Corp	2,000	225,760

	Electronics - 0.2%
	Parker Hannifin Corp	1,000	64,310

	Forest Products & Paper - 0.6%
	Georgia-Pacific Corp	5,500	187,330

	Gas - 1.1%
	KeySpan Corp	8,300	305,274
	Sempra Energy	900	42,354
			347,628

	Hand/Machine Tools - 1.1%
	Black & Decker Corp	4,000	328,360

	Healthcare Products - 1.1%
	Zimmer Holdings Inc *	5,000	344,450

	Healthcare Services - 4.4%
	Aetna Inc	11,300	973,382
	WellPoint Health Networks Inc *	5,400	409,428
			1,382,810

	Home Builders - 6.3%
	Centex Corp	7,840	506,307
	DR Horton Inc	16,960	614,290
	KB Home	2,000	146,400
	Lennar Corp - Class A	8,260	493,618
	Pulte Homes Inc	5,120	219,750
			1,980,365

1

Insurance - 12.1%
Allstate Corp	3,760	207,890
American International Group Inc	7,700	477,092
AON Corp	7,000	224,560
Berkshire Hathaway Inc - Class B *	210	573,510
Chubb Corp	2,000	179,100
Cigna Corp	4,600	542,156
CNA Financial Corp *	8,000	238,960
Fidelity National	8,000	356,160
Metlife Inc	10,000	498,300
Prudential Financial Inc	3,000	202,680
Safeco Corp	5,264	280,992
		3,781,400

Iron/Steel - 0.4%
United States Steel Corp	3,000	127,050

Machinery Diversified - 0.8%
Deere & Co	4,000	244,800

Media - 2.1%
Discovery Holdings Co *	4,460	64,402
Time Warner Inc	26,900	487,159
Walt Disney Co	4,000	96,520
		648,081

Mining - 2.6%
Phelps Dodge Corp	6,200	805,566

Miscellaneous Manufacturing - 2.2%
Textron Inc	9,700	695,684

Office/Business Equipment - 0.0%^
Xerox Corp *	300	4,095

Oil & Gas - 15.7%
Amerada Hess Corp	4,780	657,250
Chesapeake Energy Corp	7,000	267,750
ChevronTexaco Corp	18,514	1,198,411
Conoco Phillips	11,600	810,956
Kerr-McGee Corp	1,991	193,346
Occidental Petroleum Corp	9,600	820,128
Sunoco Inc	5,200	406,640
Valero Energy Corp	5,000	565,300
		4,919,781

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co	400	9,624
Express Scripts Inc *	6,000	373,200
		382,824

Retail - 5.8%
Costco Wholesale Corp	3,000	129,270
CVS Corp	11,480	333,035
Darden Resturants	8,000	242,960
Federated Department Stores Inc	2,400	160,488
Home Depot Inc/The	8,000	305,120
JC Penny Co Inc	7,000	331,940
Nordstrom Inc	6,000	205,920
Office Depot Inc *	3,000	89,100
		1,797,833

Savings and Loans - 1.4%
Golden West Financial Corp	3,200	190,048
Washington Mutual	6,000	235,320
		425,368

Telecommunications - 8.2%
AT&T Corp	26,700	528,660
BellSouth Corp	10,000	263,000
Corning Inc *	22,600	436,858
Juniper Networks Inc *	22,775	541,817
SBC Communications Inc	13,400	321,198
Verizon Communications Inc	14,030	458,641
		2,550,174

Transportation - 3.3%
Burlington Northern Santa Fe Corp	3,000	179,400
CSX Corp	4,000	185,920
Norfolk Southern Corp	16,250	659,100
		1,024,420
TOTAL COMMON STOCKS		31,200,834
(Cost $25,239,685)

2

MONEY MARKET MUTUAL FUNDS - 0.4%
First American Treasury Obligations Fund - Class S	108,340	108,340
TOTAL MONEY MARKET MUTUAL FUNDS		108,340
(Cost $108,340)

TOTAL INVESTMENTS - 100.2%		$31,309,174
(Cost $25,348,025)
Liabilities in Excess of Other Assets - (0.2%)		(49,674)
NET ASSETS - 100.0%		$31,259,500

* Non-income producing security

^ Less than 0.05% of net assets

See accompanying Notes to Schedule of Investments

3

BRIDGEWAY FUNDS, INC.

BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets

September 30, 2005

Industry	Company	Shares	Value
COMMON STOCKS - 99.7%
	Aerospace/Defense - 2.8%
	United Technologies Corp	26,400	$1,368,576

	Banks - 8.3%
	Bank of America Corp	32,328	1,361,009
	Wachovia Corp	28,400	1,351,556
	Wells Fargo & Co	23,060	1,350,624
			4,063,189

	Beverages - 5.4%
	Coca-Cola Co/The	31,557	1,362,947
	PepsiCo Inc	22,605	1,281,930
			2,644,877

	Biotechnology - 2.8%
	Genentech Inc.*	16,500	1,389,465

	Computers - 5.5%
	Dell Inc*	39,644	1,355,825
	International Business Machines Corp	16,842	1,351,065
			2,706,890

	Cosmetics/Personal Care - 2.8%
	Procter & Gamble Co	23,436	1,393,505

	Diversified Financial Services - 5.2%
	Citigroup Inc	28,014	1,275,197
	JPMorgan Chase & Co	37,400	1,268,982
			2,544,179

	Healthcare Products - 2.8%
	Johnson & Johnson	21,312	1,348,623

	Insurance - 5.6%
	American International Group Inc	21,801	1,350,790
	Berkshire Hathaway Inc - Class B*	499	1,362,769
			2,713,559

	Internet - 2.8%
	Google Inc*	4,400	1,392,424

	Media - 2.8%
	Time Warner Inc	74,889	1,356,240

	Miscellaneous Manufacturing - 5.4%
	3M Co	17,253	1,265,680
	General Electric Co	40,438	1,361,547
			2,627,227

	Oil & Gas - 8.5%
	ChevronTexaco Corp	22,550	1,459,662
	ConocoPhillips	19,100	1,335,281
	Exxon Mobil Corp	21,027	1,336,056
			4,130,999

	Pharmaceuticals - 8.3%
	Eli Lilly & Co	25,080	1,342,282
	Merck & Co Inc	49,746	1,353,589
	Pfizer Inc	54,223	1,353,948
			4,049,819

	Retail - 5.6%
	Home Depot Inc	35,715	1,362,170
	Wal-Mart Stores Inc	31,219	1,368,017
			2,730,187

1

Semiconductors - 8.4%
Applied Materials Inc.	80,500	1,365,280
Intel Corp	55,233	1,361,493
Texas Instruments Inc	40,980	1,389,222
		4,115,995

Software - 5.6%
Microsoft Corp	52,440	1,349,281
Oracle Corp*	110,348	1,367,212
		2,716,493

Telecommunications - 8.4%
Cisco Systems Inc*	76,274	1,367,593
SBC Communications Inc	57,694	1,382,925
Verizon Communications Inc	41,839	1,367,717
		4,118,235

Transportation - 2.7%
United Parcel Service Inc	19,203	1,327,503

TOTAL COMMON STOCKS		48,737,985
(Cost $46,160,846)

MONEY MARKET MUTUAL FUNDS - 6.8%
First American Treasury Obligations Fund - Class S	3,339,746	3,339,746
TOTAL MONEY MARKET MUTUAL FUNDS		3,339,746
(Cost $3,339,746)

TOTAL INVESTMENTS - 106.5%
(Cost $49,500,593)		$52,077,731
Liabilities in Excess of Other Assets - (6.5%)		(3,204,300)
NET ASSETS - 100.00%		$48,873,431

* Non-income producing security

See accompanying Notes to Schedule of Investments

2

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of total net assets

September 30, 2005

	Discount Rate
Due Date	or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 31.9%
U.S. Treasury Bills - 17.8%
10/20/05	3.22%**	$900,000	$898,470
11/03/05	3.09%**	900,000	897,456
11/10/05	3.12%**	900,000	896,880
11/25/05	3.11%**	900,000	895,724
12/01/05	3.10%**	900,000	895,278
12/29/05	3.22%**	2,000,000	1,983,458
01/19/06	3.42%**	900,000	890,595
03/09/06	3.57%**	2,000,000	1,968,464
			9,326,325

U.S. Treasury Notes - 14.1%
10/31/05	1.63%	200,000	199,734
11/30/05	1.88%	200,000	199,516
12/31/05	1.88%	300,000	298,699
01/31/06	1.88%	300,000	298,148
04/30/06	2.25%	500,000	495,078
05/15/06	2.00%	200,000	197,539
05/31/06	2.50%	300,000	297,012
11/15/06	3.50%	200,000	198,617
03/31/07	3.75%	300,000	298,078
07/31/07	3.88%	500,000	497,344
08/15/07	2.75%	300,000	292,430
11/15/07	3.00%	200,000	195,312
02/15/08	3.38%	300,000	294,586
10/15/08	3.13%	200,000	193,938
11/15/08	3.38%	200,000	195,227
04/15/09	3.13%	300,000	289,488
06/15/09	4.00%	300,000	297,938
08/15/09	3.50%	200,000	194,945
10/15/09	3.38%	300,000	290,731
11/15/09	3.50%	200,000	194,609
02/15/10	3.50%	300,000	291,410
04/15/10	4.00%	300,000	297,269
06/15/10	3.63%	500,000	487,344
07/15/10	3.88%	500,000	492,403
11/15/13	4.25%	200,000	199,133
02/15/15	4.00%	200,000	194,688
			7,381,216
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $16,810,754)			16,707,541

Industry	Company	Shares
COMMON STOCKS - 52.6%
	Advertising - 0.1%
	Omnicom Group Inc	600	50,178

	Aerospace/Defense - 0.9%
	General Dynamics Corp	700	83,685
	Goodrich Corp	1,800	79,812
	Lockheed Martin Corp	1,570	95,833
	Northrop Grumman Corp	1,200	65,220
	Rockwell Collins Inc	1,000	48,320
	United Technologies Corp	1,740	90,201
			463,071

	Agriculture - 0.9%
	Archers-Daniels-Midland Co	8,700	214,542
	Monsanto Co	3,900	244,725
			459,267

	Airlines - 0.1%
	Southwest Airlines Co	2,400	35,640

	Apparel - 0.2%
	Coach Inc*	2,700	84,672

	Auto Manufacturers - 0.3%
	Ford Motor Co	8,900	87,754
	Paccar Inc	1,300	88,257
			176,011

	Auto Parts & Equipment - 0.1%
	Goodyear Tire & Rubber Co *	2,400	37,416
	Johnson Controls Inc	480	29,784
			67,200

	Banks - 3.5%
	AmSouth Bancorp	5,840	147,519
	Bank of America Corp	3,400	143,140
	Bank of New York Co	3,400	99,994
	Comerica Inc	3,400	200,260
	KeyCorp	4,600	148,350
	SunTrust Bank Inc	1,500	104,175
	Synovus Financial Corp	5,500	152,460
	US Bancorp	14,800	415,584
	Wachovia Corp	2,457	116,929
	Wells Fargo & Co	2,900	169,853
	Zions Bancorporation	1,700	121,057
			1,819,321

	Beverages - 0.8%
	Brown-Forman Corp	2,500	148,850
	Coca-Cola Co	4,100	177,079

PepsiCo Inc	2,100	119,091
		445,020

Biotechnology - 0.6%
Amgen Inc *	1,900	151,373
Genzyme Corp *	2,400	171,936
		323,309

Building Materials - 0.1%
American Standard Co	1,400	65,170

Chemicals - 0.7%
Eastman Chemical Co	1,600	75,152
Sherwin-Williams Co	3,500	154,245
Sigma-Aldrich Corp	1,900	121,714
		351,111

Commercial Services - 0.4%
Equifax Inc	2,300	80,362
Moody’s Corp	800	40,864
RR Donnelley & Sons	2,200	81,554
		202,780

Computers - 1.8%
Affiliated Computer Services Inc *	2,500	136,500
Apple Computer Inc *	5,200	278,772
Dell Inc *	3,900	133,380
EMC Corp *	14,200	183,748
Micros Systems Inc *	2,000	87,500
NCR Corp *	4,400	140,404
		960,304

Cosmetics/Personal Care - 1.0%
Avon Products Inc	3,800	102,600
Colgate-Palmolive Co	2,800	147,812
Kimberly-Clark Corp	2,200	130,966
Procter & Gamble Co	2,400	142,704
		524,082

Distribution/Wholesale - 0.6%
Building Materials Holding Corp	3,100	288,889
WW Grainger Inc	500	31,460
		320,349

Diversified Financial Services - 4.0%
American Express Co	2,400	137,856
Bear Stearns Cos Inc	1,400	153,650
Charles Schwab Corp	5,600	80,808
CIT Group Inc	3,500	158,130
Countrywide Financial Corp	3,800	125,324
E*Trade Financial Corp *	11,400	200,640
Franklin Resources Inc	2,000	167,920
Goldman Sachs Group Inc	1,200	145,896
JP Morgan Chase & Co	8,000	271,440
Lehman Brothers Holdings Inc	1,700	198,016
Merrill Lynch & Co Inc	1,600	98,160
Morgan Stanley & Co Inc	1,800	97,092
Providian Financial Corp *	6,600	116,688
SLM Corp	810	43,448
T Rowe Price Group Inc	1,500	97,950
		2,093,018

Electric - 1.5%
Allegheny Energy Inc *	2,800	86,016
Ameren Corp	600	32,094
American Electric Power Co Inc	2,435	96,670
Dominion Resources Inc	760	65,466
Duke Energy Corp	3,000	87,510
Entergy Corp	600	44,592
Exelon Corp	1,900	101,536
TECO Energy Inc	5,600	100,912
TXU Corp	1,700	191,896
		806,692

Electrical Components & Equipment - 0.1%
American Power Conversion Corp	2,500	64,750

Electronics - 0.3%
Jabil Circuit Inc *	2,300	71,116
Parker Hannifin Corp	200	12,862
Thermo Electron Corp *	2,300	71,070
		155,048

Environmental Control - 0.1%
Allied Waste Industries Inc *	5,200	43,940

Food - 0.8%
Campbell Soup Co	3,200	95,200
Hershey Co/The	1,300	73,203
Kellogg Co	3,900	179,907

WM Wrigley Jr. Co	1,100	79,068
		427,378

Forest Products & Paper - 0.2%
Georgia-Pacific Corp	570	19,414
Lousiana-Pacific Co	3,300	91,377
		110,791

Gas - 0.1%
Sempra Energy	1,600	75,296

Hand/Machine Tools - 0.1%
Black & Decker Corp	400	32,836

Healthcare Products - 2.7%
Bausch & Lomb Inc	1,500	121,020
Becton Dickinson & Co	2,420	126,881
CR Bard Inc	1,600	105,648
Johnson & Johnson	2,100	132,888
LCA-Vision Inc	14,500	538,240
St Jude Medical Inc *	3,280	153,504
Stryker Corp	2,660	131,484
Zimmer Holdings Inc *	1,700	117,113
		1,426,778

Healthcare Services - 1.2%
Aetna Inc	1,200	103,368
Coventry Health Care Inc *	1,200	103,224
Health Management Associates Inc	4,200	98,574
Quest Diagnostics Inc	2,200	111,188
United Health Group Inc	2,000	112,400
WellPoint Inc *	1,300	98,566
		627,320

Home Builders - 1.0%
Centex Corp	400	25,832
KB Home	600	43,920
Toll Brothers Inc *	10,000	446,700
		516,452

Household Products/Wares - 0.1%
Clorox Co	830	46,098

Insurance - 2.4%
ACE Ltd	1,400	65,898
Aflac Inc	1,600	72,480
Allstate Corp	2,400	132,696
AON Corp	5,000	160,400
Chubb Corp	1,000	89,550
Cigna Corp	1,400	165,004
CNA Financial Corp *	2,700	80,649
Metlife Inc	3,100	154,473

Principal Financial Group Inc	1,500	71,055
Progressive Corp	1,380	144,583
Safeco Corp	2,720	145,193
		1,281,981

Internet - 0.5%
eBay Inc *	1,200	49,440
Symantec Corp *	4,500	101,970
Yahoo! Inc *	3,100	104,904
		256,314

Iron/Steel - 0.0%^
United States Steel Corp	500	21,175

Leisure Time - 0.3%
Brunswick Corp	1,670	63,009
Carnival Corp	1,400	69,972
		132,981

Lodging - 0.2%
Marriott International Inc	1,300	81,900

Machinery Construction & Mining - 0.2%
Caterpiller Inc	1,700	99,875

Machinery Diversified - 0.1%
Cummins Inc	600	52,794
Deere & Co	300	18,360
		71,154

Media - 1.4%
Comcast Corp *	4,700	138,086
McGraw-Hill Cos Inc	4,000	192,160
Meredith Corp	2,900	144,681
Time Warner Inc	6,700	121,337
Viacom Inc	3,300	108,933
Walt Disney Co	2,100	50,673
		755,870

Mining - 0.3%
Freeport-McMoRan Copper & Gold Inc	3,000	145,770

Miscellaneous Manufacturing - 2.4%
Cooper Industries Ltd	1,900	131,366
Danaher Corp	3,400	183,022
Eaton Corp	1,500	95,325
General Electric Co	5,100	171,717
Honeywell International Inc	3,400	127,500
Ingersoll-Rand Co	4,600	175,858
ITT Industries Inc	1,800	204,480
Textron Inc	2,200	157,784
		1,247,052

Office/Business Equipment - 0.1%
Pitney Bowes Inc	1,700	70,958

Oil & Gas - 3.9%
Amerada Hess Corp	1,020	140,250
Anadarko Petroleum Corp	1,400	134,050
Apache Corp	1,700	127,874
Burlington Resources Inc	2,200	178,904
Chevron Corp	878	56,833
ConocoPhillips	2,400	167,784
EOG Resources Inc	2,400	179,760
Exxon Mobile Corp	2,100	133,434
Marathon Oil Corp	1,300	89,609
Nabors Industries Ltd *	2,400	172,392
Occidental Petroleum Corp	2,100	179,403
Rowan Cos Inc	2,200	78,078
Sunoco Inc	2,400	187,680
Valero Energy Corp	1,800	203,508
		2,029,559

Oil & Gas Services - 0.6%
Baker Hughes Inc	1,800	107,424
Halliburton Co	1,950	133,614
Schlumberger Ltd	600	50,628
		291,666
Packaging & Containers - 0.1%
Sealed Air Corp *	700	33,222

Pharmaceuticals - 3.9%
Abbot Laboratories	3,200	135,680
Allergan Inc	1,400	128,268
Bristol-Myers Squibb Co	25,600	615,936
Cardinal Health Inc	1,200	76,128
Caremark RX Inc *	3,800	189,734
Express Scripts Inc *	1,000	62,200
Gilead Sciences Inc *	4,900	238,924
Hospira Inc *	4,600	188,462
Medco Health Solutions Inc *	3,500	191,905
Merck & Co Inc	7,500	204,075
Pfizer Inc	1,500	37,455
		2,068,767

Pipelines - 0.1%
El Paso Corp	5,000	69,500

Retail - 2.7%
AutoNation Inc *	5,300	105,841
Bed Bath & Beyond Inc *	2,920	117,326
Circuit City Stores Inc	2,900	49,764
Costco Wholesale Corp	1,000	43,090
CVS Corp	3,500	101,535
Dillard’s Inc	2,000	41,760
Federated Department Stores Inc	400	26,748
J.C. Penney Co Inc	2,000	94,840
Lowe’s Cos Inc	940	60,536
Nordstrom Inc	5,000	171,600
Office Depot Inc *	4,300	127,710
Sears Holding Corp *	900	111,978
Staples Inc	3,950	84,214
Starbucks Corp *	1,500	75,150
Walgreen Co	2,500	108,625
Wal-Mart Stores Inc	2,000	87,640
		1,408,357

Savings & Loans - 0.4%
Golden West Financial Corp	1,934	114,860
Washington Mutual Inc	1,800	70,596
		185,456

Semiconductors - 1.4%
Altera Corp *	2,200	42,042
Applied Materials Inc	4,400	74,624
Freescale Semiconductors Inc *	3,776	89,038

Linear Technology Co	2,800	105,252
Nvidia Corp *	7,200	246,816
Texas Instruments Inc	5,570	188,823
		746,595

Software - 1.8%
Adobe Systems Inc	5,000	149,250
Autodesk Inc	6,000	278,640
Automatic Data Processing Inc	1,600	68,864
BMC Software Inc *	3,920	82,712
Citrix Systems Inc *	4,300	108,102
Compuware Corp *	11,000	104,500
First Data Corp	2,300	92,000
Novell Inc *	5,400	40,230
Oracle Corp *	1,560	19,328
		943,626
Telecommunications - 4.7%
ADC Telecommunications Inc *	14,600	333,756
ALLTEL Corp	1,900	123,709
AT&T Corp	4,800	95,040
BellSouth Corp	12,700	334,010
Cisco Systems Inc *	6,300	112,959
Citizens Communications Co	4,800	65,040
Comverse Technology Inc *	5,900	154,993
Corning Inc *	8,800	170,104
Motorola Inc	5,300	117,077
QUALCOMM Inc	1,700	76,075
SBC Communications Inc	5,000	119,850
Scientific-Atlanta Inc	3,100	116,281
Sprint Corp-FON Group	3,800	90,364
Tellabs Inc *	12,400	130,448
Verizon Communications Inc	12,500	408,625
		2,448,331

Toys, Games & Hobbies- 0.1%
Hasbro Inc	1,300	25,545

Transportation - 0.7%
Burlington Northern Sante Fe Corp	1,100	65,780
CSX Corp	2,700	125,496
FedEx Corp	900	78,417
Norfolk Southern Corp	2,700	109,512
		379,205

Trucking/Leasing - 0.0%^
GATX Corp	500	19,775

TOTAL COMMON STOCKS
(Cost $23,890,612)		$27,588,516

	Principal
	Amount
CORPORATE NOTES - 2.3%
Leucadia National Corp
Senior Notes, 7.75%, 08/15/13 *	950,000	1,007,000
Sea Containers Ltd, Class A,
Series B, 7.88%, 02/15/08	200,000	195,500
TOTAL CORPORATE NOTES
(Cost $1,192,137)		1,202,500

	Shares
PURCHASED CALL OPTIONS - LONG - 0.1%
SBC Communications
expiring Jan 07 at $25.00	30,000	34,500
TOTAL PURCHASED CALL OPTIONS
(Cost $41,080)		34,500

	Shares	Value
MONEY MARKET MUTUAL FUNDS - 8.2%
First American Treasury Obligations
Fund - Class S	4,297,217	4,297,217
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $4,297,217)		4,297,217

TOTAL INVESTMENTS - 95.1%
(Cost $46,231,800)		$49,830,274
Total Other Assets in excess of Liabilities - (4.9%)		2,570,815
NET ASSETS - 100.0%		$52,401,089

* Non-income producing security
** Rate disclosed represents discount rate.
^ Less than 0.05% of net assets

See accompanying Notes to Schedule of Investments

BRIDGEWAY FUNDS, INC.

BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN

September 30, 2005 (Unaudited)

Company	Shares	Value
COVERED CALL OPTIONS WRITTEN
ACE Ltd
expiring Jan 06 @$50.00	700	(1,067)
ADC Telecommunications Inc
expiring Oct 05 at $20.00	12,400	(37,200)
expiring Oct 05 at $22.50	2,200	(2,255)
Adobe Systems Inc
expiring Oct 05 at $30.00	2,000	(1,400)
Aetna Inc
expiring Oct 05 at $85.00	600	(1,530)
Affiliated Computer Services Inc
expiring Oct 05 at $55.00	1,000	(1,275)
AFLAC Inc
expiring Nov 05 at $45.00	800	(1,220)
Allergan Inc
expiring Oct 05 at $95.00	500	(325)
Amerada Hess Corp
expiring Nov 05 at $145.00	600	(2,310)
AON Corp
expiring Oct 05 at $27.50	1,500	(6,900)
Apple Computer Inc
expiring Oct 05 at $42.50	2,000	(22,300)
expiring Oct 05 at $47.50	2,000	(13,000)
Archer-Daniels-Midland Co
expiring Dec 05 at $22.50	1,000	(2,650)
Autodesk Inc
expiring Oct 05 at $45.00	3,000	(6,675)
Autonation Inc
expiring Jan 06 at $22.50	1,000	(200)
Avon Products Inc
expiring Oct 05 at $40.00	1,200	(30)
Bed Bath & Beyond Inc
expiring Nov 05 at $45.00	1,500	(300)
BellSouth Corp
expiring Oct 05 at $27.50	3,500	(87)
BMC Software Inc
expiring Nov 05 at $22.50	1,000	(550)
Bristol-Myers Squibb Co
expiring Dec 05 at $25.00	10,000	(3,750)
expiring Dec 05 at $27.50	3,000	(225)
Building Materials Holding Corp
expiring Oct 05 at $95.00	3,100	(9,920)
Burlington Resources Inc
expiring Oct 05 at $80.00	500	(1,550)
Cardinal Health Inc
expiring Dec 05 at $65.00	500	(925)

Caterpillar Inc
expiring Oct 05 at $60.00	500	(475)
Cisco Systems Inc
expiring Oct 05 at $20.00	2,000	(50)
CIT Group Inc
expiring Oct 05 at $45.00	1,200	(1,290)
CNA Financial Corp
expiring Oct 05 at $30.00	2,700	(1,283)
Coach Inc
expiring Nov 05 at $35.00	600	(315)
Colgate-Palmolive Co
expiring Nov 05 at $55.00	1,000	(425)
Comerica Inc
expiring Oct 05 at $45.00	1,000	(625)
ConocoPhillips
expiring Nov 05 at $75.00	1,000	(1,300)
Corning Inc
expiring Nov 05 at $20.00	5,000	(4,375)
Countrywide Financial Corp
expiring Jan 06 at $37.50	2,000	(1,800)
CSX Corp
expiring Oct 05 at $45.00	700	(1,295)
CVS Corp
expiring Nov 05 at $32.50	1,200	(240)
Dell Inc
expiring Nov 05 at $37.50	1,500	(412)
eBay Inc
expiring Oct 05 at $42.50	600	(705)
Equifax Inc
expiring Oct 05 at $35.00	1,000	(675)
Exelon Corp
expiring Oct 05 at $55.00	800	(620)
Express Scripts Inc
expiring Nov 05 at $65.00	600	(930)
Ford Motor Co
expiring Dec 05 at $10.00	8,900	(4,227)
Freeport-McMoran Copper & Gold Inc
expiring Nov 05 at $45.00	2,000	(8,900)
Freescale Semiconductor Inc
expiring Dec 05 at $25.00	2,000	(2,000)

Genzyme Corp
expiring Oct 05 at $75.00	1,000	(725)
Golden West Financial Corp
expiring Nov 05 at $70.00	800	(20)
Goldman Sachs Group
expiring Oct 05 at $120.00	600	(1,740)
Halliburton Co
expiring Oct 05 at $70.00	1,000	(1,425)
Ingersoll Rand Co Ltd
expiring Dec 05 at $42.50	2,000	(650)

JPMorgan Chase & Co
expiring Oct 05 at $35.00	4,000	(900)
J.C. Penny Co
expiring Nov 05 at $55.00	1,500	(450)
Kimberly Clark Corp
expiring Jan 06 at $65.00	1,100	(440)
LCA-Vision Inc
expiring Oct 05 at $45.00	14,500	(1,088)
Lehman Brothers Holding Inc
expiring Jan 06 at $115.00	700	(4,620)
Marathon Oil Corp
expiring Oct 05 at $70.00	500	(725)
Medco Health Solutions Inc
expiring Jan 06 at $55.00	1,000	(3,500)
Merck & Co
expiring Oct 05 at $32.50	7,500	(188)
Metlife Inc
expiring Dec 05 at $50.00	1,200	(2,130)
Micros Systems Inc
expiring Oct 05 at $40.00	2,000	(8,300)
Monsanto Co
expiring Jan 06 at $70.00	1,000	(1,525)
Motorala Inc
expiring Oct 05 at $20.00	2,000	(4,500)
Nabors Industries
expiring Oct 05 at $75.00	1,000	(1,150)
NCR Corp
expiring Oct 05 at $40.00	1,000	(25)
Nordstrom Inc
expiring Oct 05 at $35.00	1,500	(1,312)
Norfolk Southern Corp
expiring Dec 05 at $40.00	900	(1,980)
Nvidia Corp
expiring Dec 05 at $35.00	2,500	(5,375)
Occidental Petroleum Corp
expiring Oct 05 at $90.00	700	(455)
Office Depot Inc
expiring Oct 05 at $30.00	1,000	(925)
Paccar Inc
expiring Oct 05 at $75.00	600	(45)
Procter & Gamble Co
expiring Jan 06 at $60.00	1,000	(1,750)
Qualcomm Inc
expiring Oct 05 at $40.00	1,000	(4,800)
Quest Diagnostics Inc
expiring Nov 05 at $52.50	800	(540)
Rockwell Collins Inc
expiring Oct 05 at $50.00	500	(138)
Rowan Companies Inc
expiring Oct 05 at $40.00	800	(200)
SBC Communications Inc
expiring Jan 06 at $25.00	5,000	(1,375)

Scientific-Atlanta Inc
expiring Oct 05 at $40.00	1,000	(450)
Sigma-Aldrich Corp
expiring Oct 05 at $65.00	1,000	(675)
Staples Inc
expiring Dec 05 at $22.50	1,500	(975)
St. Jude Medical Inc
expiring Oct 05 at $50.00	1,000	(425)
Texas Instruments Inc
expiring Oct 05 at $35.00	2,000	(650)
Toll Brothers Inc
expiring Oct 05 at $45.00	10,000	(15,500)
TXU Corp
expiring Oct 05 at $100.00	1,000	(13,250)
United Health Group
expiring Oct 05 at $55.00	1,000	(1,950)
US Bancorp
expiring Oct 05 at $30.00	3,500	(88)
Valero Energy Corp
expiring Oct 05 at $120.00	900	(1,417)
Verizon Communication Inc
expiring Jan 06 at $35.00	5,000	(1,375)
Yahoo! Inc
expiring Oct 05 at $35.00	1,000	(725)
expiring Oct 05 at $40.00	1,000	(75)

TOTAL COVERED CALL OPTIONS WRITTEN
(Premiums Received - $210,348)		(240,137)

PUT OPTIONS WRITTEN

Albertson’s Inc
expiring Nov 05 at $25.00	10,000	(11,000)
American Electric Power Co
expiring Nov 05 at $35.00	18,000	(2,250)
Apple Computer Inc
expiring Oct 05 at $35.00	2,500	(125)
BellSouth Corp
expiring Oct 05 at $25.00	15,000	(1,125)
expiring Oct 05 at $27.50	10,000	(14,500)
Bristol-Myers Squibb Co
expiring Dec 05 at $22.50	5,000	(1,500)
expiring Dec 05 at $25.00	16,000	(22,400)
Building Material Holdings Corp
expiring Oct 05 at $70.00	3,500	(525)
expiring Oct 05 at $85.00	7,000	(7,875)
CNA Financial Corp
expiring Oct 05 at $30.00	3,000	(1,725)
Consol Energy Inc
expiring Oct 05 at $65.00	2,500	(312)
expiring Oct 05 at $70.00	15,000	(8,250)
Dell Inc
expiring Nov 05 at $37.50	1,500	(5,250)

Fidelity National Financial Inc
expiring Oct 05 at $35.00	7,500	(563)
expiring Jan 06 at $35.00	5,000	(875)
Ford Motor Co
expiring Dec 05 at $10.00	8,900	(5,562)
GATX Corp
expiring Oct 05 at $40.00	10,000	(10,750)
expiring Nov 05 at $40.00	10,000	(16,250)
General Motors Corp
expiring Nov 05 at $30.00	10,000	(17,000)
Georgia-Pacific Corp
expiring Oct 05 at $30.00	15,000	(1,125)
Goodyear Tire & Rubber Co
expiring Oct 05 at $12.50	25,000	(1,875)
expiring Oct 05 at $15.00	20,000	(6,500)
expiring Nov 05 at $15.00	15,000	(9,375)
expiring Jan 06 at $15.00	10,000	(9,500)
ITRON Inc
expiring Oct 05 at $45.00	6,300	(8,663)
expiring Nov 05 at $45.00	10,000	(27,000)
JPMorgan Chase & Co
expiring Nov 05 at $35.00	4,000	(6,900)
LCA-Vision Inc
expiring Oct 05 at $40.00	8,000	(28,800)
Merck & Co
expiring Oct 05 at $30.00	2,500	(7,063)
Peabody Energy Corp
expiring Oct 05 at $70.00	3,500	(350)
expiring Nov 05 at $75.00	4,000	(5,300)
Safeway Inc
expiring Oct 05 at $22.50	10,000	(750)
expiring Dec 05 at $22.50	10,000	(2,500)
Southwestern Energy Co
expiring Oct 05 at $60.00	4,000	(500)
expiring Nov 05 at $60.00	4,000	(3,300)
Washington Mutual Inc
expiring Oct 05 at $40.00	8,000	(9,400)
expiring Jan 06 at $40.00	5,000	(11,000)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received -$356,817)		(267,738)

TOTAL OPTIONS WRITTEN
(Total Premiums Received - $567,165)		$(507,875)

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers  have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIDGEWAY FUNDS, INC.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date:	November 29, 2005